As filed with the Securities and Exchange Commission on July 8, 2005

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21169

           NEUBERGER BERMAN NEW YORK INTERMEDIATE MUNICIPAL FUND INC.
           ----------------------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                      c/o Neuberger Berman Management Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

       Registrant's Telephone Number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
                      c/o Neuberger Berman Management Inc.
           Neuberger Berman New York Intermediate Municipal Fund Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                            Arthur C. Delibert, Esq.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                    1800 Massachusetts Avenue, N.W. 2nd Floor
                              Washington, DC 20036
                   (Names and addresses of agents for service)


Date of fiscal year end: October 31, 2005

Date of reporting period: April 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO SHAREHOLDERS

[NEUBERGER BERMAN LOGO]
A LEHMAN BROTHERS COMPANY

SEMI-ANNUAL REPORT
APRIL 30, 2005


NEUBERGER BERMAN
INTERMEDIATE
MUNICIPAL
CLOSED-END FUNDS


CALIFORNIA INTERMEDIATE MUNICIPAL FUND INC.

INTERMEDIATE MUNICIPAL FUND INC.

NEW YORK INTERMEDIATE MUNICIPAL FUND INC.

NEUBERGER BERMAN APRIL 30, 2005 (UNAUDITED)

CONTENTS

THE FUNDS

CHAIRMAN'S LETTER                                                     1

PORTFOLIO COMMENTARY/
PERFORMANCE HIGHLIGHTS
California Intermediate Municipal Fund Inc.                           2
Intermediate Municipal Fund Inc.                                      3
New York Intermediate Municipal Fund Inc.                             3

SCHEDULE OF INVESTMENTS
California Intermediate Municipal Fund Inc.                           7
Intermediate Municipal Fund Inc.                                     12
New York Intermediate Municipal Fund Inc.                            19

FINANCIAL STATEMENTS                                                 24

FINANCIAL HIGHLIGHTS/
PER SHARE DATA
California Intermediate Municipal Fund Inc.                          35
Intermediate Municipal Fund Inc.                                     36
New York Intermediate Municipal Fund Inc.                            37

DIVIDEND REINVESTMENT PLAN                                           39

DIRECTORY                                                            41

PROXY VOTING POLICIES AND PROCEDURES                                 42

QUARTERLY PORTFOLIO SCHEDULE                                         42

REPORT OF VOTES OF SHAREHOLDERS                                      43

CHAIRMAN'S LETTER

Dear Shareholder,

I am pleased to present to you this semi-annual report for the Neuberger Berman Intermediate Municipal Closed-End Funds, for the period ending April 30, 2005. The report includes portfolio commentary, a listing of the Funds' investments, and their unaudited financial statements for the reporting period.

Each Fund's investment objective is to provide current income exempt from regular federal income tax and, for each state-specific fund, current income exempt from that state's income taxes.

We invest in intermediate-term municipal bonds because our experience and research indicate strongly that this maturity range has historically offered the best risk/reward profile on the yield curve, providing much of the return of longer-term bonds -- with less volatility and risk.

We believe that our conservative investment philosophy and disciplined investment process will benefit you with superior tax-exempt current income over the long term.

Thank you for your confidence in Neuberger Berman. We will continue to do our best to earn it.

Sincerely,

/s/ Peter Sundman

PETER SUNDMAN
CHAIRMAN OF THE BOARD
CALIFORNIA INTERMEDIATE MUNICIPAL FUND INC.
INTERMEDIATE MUNICIPAL FUND INC.
NEW YORK INTERMEDIATE MUNICIPAL FUND INC.


"Neuberger Berman" and the Neuberger Berman logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the individual fund names in this shareholder report are either service marks or registered service marks of Neuberger Berman Management Inc. (C)2005 Neuberger Berman Management Inc. All rights reserved.

INTERMEDIATE MUNICIPAL CLOSED-END FUNDS Portfolio Commentaries

We are pleased to report that, on a Net Asset Value (NAV) basis, all three of Neuberger Berman's Intermediate Municipal Closed-End Funds delivered positive returns and materially outperformed the Lehman 10-Year Municipal Bond Index in the first half of fiscal 2005.

Intermediate-term municipal bonds followed the performance pattern of the broad bond market during this six-month reporting period, with prices remaining relatively stable from November 2004 through January 2005, declining in February and March, and then rallying in April. The February/March sell-off reflected growing investor concern that the still strong economy would reignite inflationary fires and force the Federal Reserve to tighten more aggressively. The April rally of this year came on the back of statistical and anecdotal evidence that the economy was slowing.

The strong economy of recent years has bolstered most municipal issuers' balance sheets. In fact, according to Standard & Poor's, first-quarter 2005 was the first quarter in five years during which municipal bond credit upgrades outnumbered downgrades. Although new issuance of municipal bonds was erratic due to changing market conditions, supply and demand remained relatively well balanced. Also, with the yield on a 10-Year AAA rated municipal bond now at 87% of the 10-Year Treasury yield, municipal securities appear attractively priced relative to Treasuries.

Although fundamentals have improved, there are several issues clouding the outlook for municipal bonds. Underfunded pension plans, which have recently made negative headlines in the corporate world (General Motors and United Airlines), will likely call attention to municipal issuers that have failed to put aside enough money to cover benefits for their retiring workers. Consequently, evaluating municipal issuers' pension fund assets and liabilities has become even more critical in our credit analysis. A political dialogue about overhauling the tax system could also cast a shadow over municipal securities in the short term. We note that despite periodic political groundswells calling for revamping the increasingly complex tax system, no administration has mustered the political support necessary to make significant changes. So, while an overhaul of the tax system is on President Bush's "to do" list, we are skeptical that a major change will happen. We would also point out that whenever there has been a spirited national debate on this issue, it has been an opportunistic time to buy municipal securities.

Looking ahead, we will continue to focus on Federal Reserve policy and economic data relating to inflation. If the economy settles into a slower growth path, the municipal bond market could withstand additional "measured" Fed rate hikes to get short-term interest rates back to "normalized" levels. If inflation proves to be more of a problem than policy-makers currently anticipate, fixed income securities are more vulnerable. In this uncertain environment, we are maintaining our "safety first" duration posture, keeping our weighted average durations shorter than the benchmark's.

CALIFORNIA INTERMEDIATE MUNICIPAL FUND INC.

For the six months ending April 30, 2005, on a Net Asset Value (NAV) basis, the California Intermediate Municipal Fund returned 2.83% compared to the Lehman 10-Year Municipal Bond Index's 1.29% return.

As of April 30, 2005, the portfolio comprised 87.2% revenue bonds, 10.9% general obligation bonds, and 1.9% other assets and short term investments. Bonds subject to the Alternative

Minimum Tax (AMT) equaled 12.8% of assets. At the close of the reporting period, the Fund's duration was 5.6 years and the portfolio's leverage position was 36.6% of assets.

INTERMEDIATE MUNICIPAL FUND INC.

For the six months ending April 30, 2005, on a Net Asset Value (NAV) basis, the Intermediate Municipal Fund returned 2.70% compared to the Lehman 10-Year Municipal Bond Index's 1.29% return.

As of April 30, 2005, the portfolio comprised 74.4% revenue bonds, 22.3% general obligation bonds, 1.7% pre-refunded/escrow bonds, and 1.6% other assets and short term investments. Bonds subject to the Alternative Minimum Tax (AMT) equaled 13.2% of assets. At the close of the reporting period, the Fund's duration was 5.8 years and the portfolio's leverage position was 36.5% of assets.

NEW YORK INTERMEDIATE MUNICIPAL FUND INC.

For the six months ending April 30, 2005, on a Net Asset Value (NAV) basis, the New York Intermediate Municipal Fund returned 2.78% compared to the Lehman 10-Year Municipal Bond Index's 1.29% return.

As of April 30, 2004, the portfolio comprised 93.6% revenue bonds, 4.8% general obligation bonds, and 1.6% other assets and short term investments. Bonds subject to the Alternative Minimum Tax (AMT) equaled 18.7% of assets. At the close of the reporting period, the Fund's duration was 5.7 years and the portfolio's leverage position was 36.8% of assets.

Sincerely,

    /s/ Ted Giuliano, /s/ Thomas Brophy
             /s/ Lori Canell
       TED GIULIANO, THOMAS BROPHY
                   AND
               LORI CANELL
          PORTFOLIO CO-MANAGERS

INTERMEDIATE MUNICIPAL CLOSED-END FUNDS

PERFORMANCE HIGHLIGHTS

                                                               SIX MONTH           AVERAGE ANNUAL TOTAL
                                                            PERIOD ENDED         RETURN ENDED 4/30/2005
NAV                                      INCEPTION DATE        4/30/2005      1 YEAR    SINCE INCEPTION
CALIFORNIA INTERMEDIATE
MUNICIPAL FUND (1),(3),(4)                   09/24/2002            2.83%       12.06%              7.54%
INTERMEDIATE MUNICIPAL FUND (1),(3),(4)      09/24/2002            2.70%       11.46%              7.78%
NEW YORK INTERMEDIATE
MUNICIPAL FUND (1),(3),(4)                   09/24/2002            2.78%       10.71%              7.20%

PERFORMANCE HIGHLIGHTS

                                                               SIX MONTH           AVERAGE ANNUAL TOTAL
                                                            PERIOD ENDED         RETURN ENDED 4/30/2005
MARKET PRICE                             INCEPTION DATE        4/30/2005      1 YEAR    SINCE INCEPTION
CALIFORNIA INTERMEDIATE
MUNICIPAL FUND (2),(3),(4)                   09/24/2002             1.00%      11.28%              0.53%
INTERMEDIATE MUNICIPAL FUND (2),(3),(4)      09/24/2002             1.17%      11.61%              1.39%
NEW YORK INTERMEDIATE
MUNICIPAL FUND (2),(3),(4)                   09/24/2002             1.13%      10.57%              0.25%

CALIFORNIA INTERMEDIATE MUNICIPAL FUND

RATING DIVERSIFICATION
(% BY RATINGS)

AAA                                       56.0%
AA                                         3.2
A                                         14.2
BBB                                       23.1
BB                                         2.7
B                                          0.0
CCC                                        0.0
CC                                         0.0
C                                          0.0
D                                          0.0
Not Rated                                  0.0
Short Term                                 0.8

INTERMEDIATE MUNICIPAL FUND

RATING DIVERSIFICATION
(% BY RATINGS)

AAA                                       57.2%
AA                                         8.2
A                                         11.6
BBB                                       19.1
BB                                         3.2
B                                          0.4
CCC                                        0.0
CC                                         0.0
C                                          0.0
D                                          0.0
Not Rated                                  0.0
Short Term                                 0.3

NEW YORK INTERMEDIATE MUNICIPAL FUND

RATING DIVERSIFICATION
(% BY RATINGS)

AAA                                       23.6%
AA                                        33.6
A                                         15.9
BBB                                       22.2
BB                                         4.5
B                                          0.0
CCC                                        0.0
CC                                         0.0
C                                          0.0
D                                          0.0
Not Rated                                  0.0
Short Term                                 0.2

Closed-end funds, unlike open-end funds, are not continually offered. There is an initial public offering and once issued, common shares of closed-end funds are sold in the open market through a stock exchange.

The composition, industries and holdings of the fund are subject to change. Investment return will fluctuate. Past performance is no guarantee of future results.

ENDNOTES

1.   Returns based on Net Asset Value ("NAV") of the Funds.

2.   Returns based on market price of Fund shares on the American Stock
     Exchange.

3. A portion of the income from the Funds may be subject to the Federal alternative minimum tax for certain investors.

4. Neuberger Berman Management Inc. has contractually agreed to waive a portion of the management fees that it is entitled to receive from each Fund. Each undertaking lasts until October 31, 2011. Please see the notes to the financial statements for specific information regarding the rate of the management fees waived by Neuberger Berman Management Inc. Absent such a waiver, the performance of each Fund would be lower.

GLOSSARY OF INDICES

            NEW YORK MUNICIPAL DEBT FUND AVERAGE:   An equally weighted average of those closed-end funds that limit their assets to those securities that are exempt from taxation in
                                                    New York (double tax-exempt) or a city in New York (triple tax-exempt).

            CALIFORNIA MUNICIPAL DEBT FUND INDEX:   An equally weighted index, adjusted for income dividends and capital gain distributions, of typically the largest 30 closed-end funds that invest at least 65% of assets in municipal debt issues that are exempt from taxation in California.

          CALIFORNIA MUNICIPAL DEBT FUND AVERAGE:   An equally weighted average of those closed-end funds that invest at least 65% of assets in municipal debt issues that are exempt from taxation in California.

     GENERAL LEVERAGED MUNICIPAL DEBT FUND INDEX:   An equally weighted index, adjusted for income dividends and capital gain distributions, of typically the largest 30 closed-end funds that invest 65% or more of their assets in municipal debt issues rated in the top four credit ratings. These funds can be leveraged via use of debt, preferred equity, and/or reverse repurchase agreements.

   GENERAL LEVERAGED MUNICIPAL DEBT FUND AVERAGE:   An equally weighted average of those closed-end funds that invest
                                                    65% or more of their assets in municipal debt issues rated in the top four credit ratings. These funds can be leveraged via use of debt, preferred equity, and/or reverse repurchase agreements.

             LEHMAN 10-YEAR MUNICIPAL BOND INDEX:   The index is the 10 Year (8-12) component which is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must have a minimum credit rating of Baa. They must have an outstanding par value of at least $5 million and be issued as part of a transaction of at least
                                                    $50 million. The bonds must have a dated-date after December 31,
                                                    1990 and must be at least one year from their maturity date.
                                                    Remarked issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark.

Please note that indices do not take into account any fees and expenses or any tax consequences of investing in the individual securities that they track and that investors cannot invest directly in any index or average. Data about the performance of each index or average are prepared or obtained by Neuberger Berman Management Inc. and include reinvestment of all dividends and capital gain distributions. Each Fund may invest in securities not included in its respective index.

SCHEDULE OF INVESTMENTS California Intermediate Municipal Fund Inc.

PRINCIPAL AMOUNT                                SECURITY @                                    RATING                VALUE+
(000'S OMITTED)                                                                           MOODY'S   S&P    (000'S OMITTED)
TAX-EXEMPT SECURITIES--BACKED BY INSURANCE (84.4%)
AMERICAN CAPITAL ACCESS
$          1,000  Puerto Rico Ind., Tourist, Ed., Med., & Env. Ctrl. Fac. Rev.
                  (Polytechnic Univ. of Puerto Rico Proj.), Ser. 2002 A,
                  5.25%, due 8/1/15                                                                  A     $         1,064++
AMERICAN MUNICIPAL BOND ASSURANCE CORP.
           1,285  Bay Area (CA) Governments Assoc. Bart SFO Extension Rev.
                  (Arpt. Premium Fare), Ser. 2002 A,
                  5.00%, due 8/1/21                                                                 AAA              1,364
           1,000  California St. Pub. Works Board Lease (Dept. of Gen. Svc.)
                  Rev. (Cap. East End Complex), Ser. 2002 A, 5.25%, due 12/1/16                     AAA              1,097
           1,000  Fresno (CA) Unified Sch. Dist. Ref. G.O., Ser. 2002 A,
                  6.00%, due 2/1/17                                                                 AAA              1,201
           1,905  Long Beach (CA) Bond Fin. Au. Tax Allocation Rev.,
                  (Downtown, North Long Beach, Poly High, & West Beach Redev.
                  Proj.), Ser. 2002 A, 5.38%, due 8/1/17                                            AAA              2,105
             500  Long Beach (CA) Fin. Au. Rev., Ser. 1992,
                  6.00%, due 11/1/17                                                                AAA                598
           1,045  Marin Co. (CA) Muni. Wtr. Dist. Wtr. Ref. Rev., Ser. 2002,
                  5.00%, due 7/1/17                                                                 AAA              1,122
           1,445  Oceanside (CA) Cert. of Participation Ref. Rev., Ser. 2003 A,
                  5.25%, due 4/1/14                                                                 AAA              1,614
           2,600  Sacramento (CA) Muni. Util. Dist. Elec. Rev., Ser. 1997 K,
                  5.70%, due 7/1/17                                                                 AAA              3,083
             500  Salinas Valley (CA) Solid Waste Au. Rev., Ser. 2002,
                  5.00%, due 8/1/06                                                                 AAA                514
           2,000  San Francisco (CA) St. Bldg. Au. Lease Rev.
                  (San Francisco Civic Ctr. Complex), Ser. 1996 A,
                  5.25%, due 12/1/16                                                                AAA              2,114
           2,500  San Jose (CA) Fin. Au. Lease Rev. (Civic Ctr. Proj.),
                  Ser. 2002 B, 5.25%, due 6/1/17                                                    AAA              2,730
           1,000  San Jose (CA) Multi-Family Hsg. Rev. (Fallen
                  Leaves Apts. Proj.), Ser. 2002 J-1,
                  4.95%, due 12/1/22                                                        Aaa     AAA              1,034++
FINANCIAL GUARANTY INSURANCE CO.
           2,550  Contra Costa (CA) Comm. College Dist. G.O.,
                  Ser. 2002, 5.25%, due 8/1/17                                                      AAA              2,797
           1,000  Kings Canyon (CA) Joint Unified Sch. Dist. G.O.,
                  Ser. 2002, 5.38%, due 8/1/17                                              Aaa     AAA              1,109
           5,000  Los Angeles (CA) Dept. of Arpts. Rev. (Los Angeles
                  Int'l. Arpt.), Ser. 2002 A, 5.25%, due 5/15/18                            Aaa     AAA              5,437
           1,090  Moreland (CA) Sch. Dist. Ref. G.O., Ser. 2002,
                  5.13%, due 9/1/17                                                                 AAA              1,185
             535  Nevada & Placer Cos. (CA) Irrigation Dist. Cert. of
                  Participation Rev., Ser. 2002, 5.00%, due 1/1/16                                  AAA                578
             565  Nevada & Placer Cos. (CA) Irrigation Dist. Cert. of
                  Participation Rev., Ser. 2002, 5.00%, due 1/1/17                                  AAA                607
           1,045  Oakland (CA) G.O., Ser. 2002 A, 5.00%, due 1/15/15                                AAA              1,129
           1,210  Oakland (CA) G.O., Ser. 2002 A, 5.00%, due 1/15/18                                AAA              1,293
           1,290  Oakland (CA) Redev. Agcy. Sub. Tax Allocation Rev.
                  (Central Dist. Redev. Proj.), Ser. 2003,
                  5.50%, due 9/1/17                                                                 AAA              1,455
             575  Port of Oakland (CA) Rev., Ser. 2002 M,
                  5.25%, due 11/1/17                                                                AAA                637

See Notes to Schedule of Investments

PRINCIPAL AMOUNT                                SECURITY @                                    RATING                VALUE+
(000'S OMITTED)                                                                           MOODY'S   S&P    (000'S OMITTED)
$          2,655  Riverside Co. (CA) Eastern Muni. Wtr. Dist. Cert. of
                  Participation Wtr. & Swr. Rev., Ser. 2001 A,
                  5.00%, due 7/1/19                                                         Aaa     AAA    $         2,816
           2,000  San Diego (CA) Unified Sch. Dist. G.O., Ser. 2002 D,
                  5.25%, due 7/1/21                                                         Aaa     AAA              2,241
           1,500  San Francisco (CA) City & Co. Int'l. Arpt. Second Ser.
                  Rev., 5.25%, due 5/1/16                                                           AAA              1,594
FINANCIAL SECURITY ASSURANCE INC.
           1,000  Burbank (CA) Pub. Svc. Dept. Elec. Rev., Ser. 1998,
                  5.13%, due 6/1/16                                                                 AAA              1,075
           1,000  California St. Dept. of Wtr. Res. Wtr. Rev., Ser. 2001 W,
                  5.50%, due 12/1/13                                                        Aaa     AAA              1,153
           3,000  California St. Pub. Works Board Lease Rev.
                  (Regents of the Univ. of California, UCLA Replacement
                  Hosp.), Ser. 2002 A, 5.38%, due 10/1/13                                           AAA              3,352
           1,275  Los Angeles Co. (CA) Long Beach Unified Sch. Dist. G.O.,
                  Ser. 2002 D, 5.00%, due 8/1/17                                                    AAA              1,370
             500  Marin Co. (CA) Dixie Elementary Sch. Dist. G.O.,
                  Ser. 2000 A, 5.38%, due 8/1/17                                                    AAA                552
           3,000  Puerto Rico Muni. Fin. Agcy. Rev., Ser. 2002 A,
                  5.25%, due 8/1/17                                                                 AAA              3,319
           1,000  Puerto Rico Muni. Fin. Agcy. Rev., Ser. 2002 A,
                  5.25%, due 8/1/21                                                         Aaa     AAA              1,105
           5,000  San Francisco (CA) City & Co. Redev. Agcy. Lease Ref.
                  Rev. (George R. Moscone Convention Ctr.), Ser. 2002,
                  5.00%, due 7/1/17                                                         Aaa     AAA              5,363
           1,000  San Jose (CA) Arpt. Ref. Rev., Ser. 2002 B,
                  5.00%, due 3/1/11                                                                 AAA              1,075
           1,615  San Jose (CA) Arpt. Ref. Rev., Ser. 2002 B,
                  5.00%, due 3/1/12                                                                 AAA              1,740
           1,620  Santa Clara Co. (CA) Fremont Union High Sch. Dist. G.O.,
                  Ser. 2002 C, 5.00%, due 9/1/20                                            Aaa     AAA              1,811
MUNICIPAL BOND INVESTORS ASSURANCE CORP.
           1,250  Alameda Co. (CA) Cert. of Participation Ref. Rev.,
                  Ser. 2001 A, 5.38%, due 12/1/17                                                   AAA              1,388
           4,000  California Poll. Ctrl. Fin. Au. Ref. PCR (Pacific Gas &
                  Elec. Co.), Ser. 1996 A, 5.35%, due 12/1/16                                       AAA              4,349++
           2,835  Glendale (CA) Redev. Agcy. Tax Allocation Rev. (Central
                  Glendale Redev. Proj.), Ser. 2002, 5.00%, due 12/1/16                             AAA              3,082
           2,480  Glendale (CA) Redev. Agcy. Tax Allocation Rev. (Central
                  Glendale Redev. Proj.), Ser. 2002, 5.25%, due 12/1/17                             AAA              2,732
           3,890  Port of Oakland (CA) Ref. Rev., Ser. 2002 N,
                  5.00%, due 11/1/13                                                                AAA              4,147
             750  Santa Clara Co. (CA) Saratoga Union Sch. Dist. Ref. G.O.,
                  Ser. 1999, 5.13%, due 9/1/11                                                      AAA                834
           3,905  Solano Co. (CA) Cert. of Participation Rev., Ser. 2002,
                  5.25%, due 11/1/17                                                                AAA              4,282
           1,000  Univ. of California Regents Rev. (Multi. Purp. Proj.),
                  Ser. 2000 K, 5.00%, due 9/1/12                                                    AAA              1,078
                                                                                                           ---------------
                                                                                                                    86,325
                                                                                                           ---------------
TAX-EXEMPT SECURITIES--OTHER (70.3%)
             780  Abag (CA) Fin. Au. Cert. of Participation Rev. (Channing
                  House), Ser. 1999, 4.90%, due 2/15/09                                             BBB+               817++
           3,050  Abag (CA) Fin. Au. Cert. of Participation Rev. (Episcopal
                  Homes Foundation), Ser. 1998, 5.13%, due 7/1/18                                   BBB+             3,137++

PRINCIPAL AMOUNT                                SECURITY @                                    RATING                VALUE+
(000'S OMITTED)                                                                           MOODY'S   S&P    (000'S OMITTED)
$          1,000  Abag (CA) Fin. Au. Rev. (San Diego Hosp. Assoc.),
                  Ser. 2003 C, 5.13%, due 3/1/18                                           Baa1     BBB+   $         1,041++
             900  Brazos (TX) River Au. Ref. PCR (TXU Energy Co. LLC Proj.),
                  Ser. 2003 A, 6.75%, due 4/1/38 Putable 4/1/13                            Baa2     BBB              1,047++
             750  Brazos (TX) River Au. Ref. Rev. (Reliant Energy, Inc.
                  Proj.), Ser. 1999 B, 7.75%, due 12/1/18                                   Ba1     BBB-               838++
           1,000  Brazos (TX) River Harbor Navigation Dist. of Brazoria Co.
                  Env. Fac. Rev. (Dow Chemical Co. Proj.), Ser. 2002 A-4,
                  5.20%, due 5/15/33                                                        A3       A               1,049++
             765  California Co. (CA) Tobacco Securitization Agcy. Tobacco
                  Settlement Asset-Backed Rev., Ser. 2002,
                  4.75%, due 6/1/19                                                        Baa3     BBB                767
           1,750  California Ed. Fac. Au. Ref. Rev. (Stanford Univ.),
                  Ser. 2001 R, 5.00%, due 11/1/21                                           Aaa     AAA              1,864++
           2,000  California Hlth. Fac. Fin. Au. Rev. (Catholic Healthcare
                  West), Ser. 2004 I, 4.95%, due 7/1/26                                    Baa1     BBB+             2,105++
           2,000  California Hlth. Fac. Fin. Au. Rev. (Cedars-Sinai Med.
                  Ctr.), Ser. 1999 A, 6.13%, due 12/1/19                                             A3              2,213++
           1,000  California Hlth. Fac. Fin. Au. Rev. (Kaiser Permanente),
                  Ser. 1998 B, 5.00%, due 10/1/20                                                   AAA              1,051++
           1,500  California Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev.
                  (Republic Svc., Inc. Proj.), Ser. 2002 B,
                  5.25%, due 6/1/23                                                        Baa3     BBB              1,621++
           2,500  California Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev.
                  (Waste Management, Inc. Proj.), Ser. 2002 B,
                  4.45%, due 7/1/27 Putable 7/1/05                                                  BBB              2,504++
           1,000  California Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev.
                  (Waste Management, Inc. Proj.), Ser. 2002 C,
                  4.85%, due 12/1/27 Putable 12/1/17                                                BBB              1,026++
           4,500  California St. Dept. of Wtr. Res. Pwr. Supply Rev.,
                  Ser. 2002 A, 5.75%, due 5/1/17                                            A3      BBB+             5,028
           1,000  California St. Dept. of Wtr. Res. Pwr. Supply Rev.,
                  Ser. 2002 A, 5.38%, due 5/1/22                                            A3      BBB+             1,080
           2,250   California St. G.O., Ser. 2002, 5.00%, due 10/1/17                       A3       A               2,394
           1,095  California St. Pub. Works Board Lease Rev. (California
                  Comm. Colleges), Ser. 2004 B, 5.50%, due 6/1/20                          Baa2     BBB-             1,195
           1,000  California St. Univ., Fresno Assoc., Inc. Rev. (Auxiliary
                  Organization Event Ctr.), Ser. 2002, 5.00%, due 7/1/12                   Baa3     BBB-             1,109
           2,000  California Statewide CDA Cert. of Participation Rev.
                  (Children's Hosp. Los Angeles), Ser. 1999,
                  5.13%, due 8/15/19                                                        A2       A+              2,091++
           2,000  California Statewide CDA Cert. of Participation Rev. (The
                  Internext Group), Ser. 1999, 5.38%, due 4/1/17                                    BBB              2,053++
           5,000  California Statewide CDA Hlth. Fac. Rev. (Mem. Hlth. Svcs.),
                  Ser. 2003 A, 6.00%, due 10/1/16                                           A3       A               5,607++
             500  California Statewide CDA Rev. (East Valley Tourist Dev.
                  Au.), Ser. 2003 A, 9.25%, due 10/1/20                                              BB                557
           3,000  California Statewide CDA Rev. (Kaiser Permanente),
                  Ser. 2002 E, 4.70%, due 11/1/36 Putable 6/1/09                            A3                       3,155++
           1,000  Central (CA) Joint Pwr. Hlth. Fin. Au. Cert. of
                  Participation Rev., (Comm. Hosp. of Central California
                  Proj.), Ser. 2000, 5.50%, due 2/1/14                                     Baa1     BBB+             1,051++
           1,020  Cerritos (CA) Pub. Fin. Au. Sub. Tax Allocation Rev.
                  (Cerritos Redev. Proj.), Ser. 2002 B, 4.40%, due 11/1/16                          BBB              1,020

See Notes to Schedule of Investments

PRINCIPAL AMOUNT                                SECURITY @                                    RATING                VALUE+
(000'S OMITTED)                                                                           MOODY'S   S&P    (000'S OMITTED)
$          1,000  Cumberland Co. (PA) West Shore Area Au. Hosp. Rev. (Holy
                  Spirit Hosp. of the Sisters of Christian, Charity Proj.),
                  Ser. 2001, 6.00%, due 1/1/18                                                      BBB+   $         1,085++
             500  Dallas-Fort Worth (TX) Int'l. Arpt. Fac. Imp. Corp. Rev.,
                  Ser. 2004 A-1, 6.15%, due 1/1/16                                         Baa3     BBB-               504++
           1,000  De Kalb Co. (GA) Dev. Au. Ref. PCR (General Motors Corp.
                  Proj.), Ser. 2002, 6.00%, due 3/15/21                                    Baa3     BBB-               995++
           1,210  Elk Grove (CA) Spec. Tax Rev. (East Franklin Comm. Fac.
                  Dist. Number 1), Ser. 2002 A, 5.38%, due 8/1/17                                   BB+              1,228
           1,270  Los Angeles (CA) Dept. of Wtr. & Pwr. Sys. Rev., Ser. 2001 A,
                  Sub. Ser. A-3, 5.38%, due 7/1/20                                          Aa3                      1,310
             750  Miami Beach (FL) Hlth. Fac. Au. Hosp. Ref. Rev.
                  (Mount Sinai Med. Ctr. Florida Proj.), Ser. 2004,
                  6.25%, due 11/15/09                                                       Ba2      BB                798++
           1,500  Morehouse Parish (LA) Ref. PCR (Int'l. Paper Co. Proj.),
                  Ser. 2001 A, 5.25%, due 11/15/13                                         Baa2     BBB              1,612++
             500  New York City (NY) Ind. Dev. Agcy. Liberty Rev. (7 World
                  Trade Center LLC Proj.), Ser. 2005 A, 6.25%, due 3/1/15                                              512^^
           1,405  North Carolina Muni. Pwr. Agcy. Number 1 Catawba Elec.
                  Rev., Ser. 2003 A, 5.50%, due 1/1/14                                     Baa1     BBB+             1,550
             605  Oakland (CA) Redev. Agcy. Rev. (Coliseum Area Redev.
                  Proj.), Ser. 2003, 5.00%, due 9/1/16                                               A-                638
             635  Oakland (CA) Redev. Agcy. Rev. (Coliseum Area Redev.
                  Proj.), Ser. 2003, 5.00%, due 9/1/17                                               A-                664
           1,365  Puerto Rico Children's Trust Tobacco Settlement
                  Asset-Backed Rev., Ser. 2002, 5.38%, due 5/15/33                         Baa3     BBB              1,375
             440  Roseville (CA) Stone Point Comm. Fac. District No. 1
                  Special Tax Rev., Ser. 2003, 5.70%, due 9/1/17                                    BB+                445
             830  San Diego (CA) Redev. Agcy. Sub. Parking Rev. (Centre City
                  Redev. Proj.), Ser. 2003 B, 4.80%, due 9/1/15                            Baa2      A-                858
             820  San Diego (CA) Redev. Agcy. Sub. Parking Rev. (Centre City
                  Redev. Proj.), Ser. 2003 B, 4.90%, due 9/1/16                            Baa2      A-                847
           3,000  San Francisco (CA) Bay Area Toll Au. Toll Bridge Rev.,
                  Ser. 2001 D, 5.00%, due 4/1/17                                            Aa3     AA               3,179
           1,000  Santa Rosa (CA) Rancheria Tachi Yokut Tribe Enterprise
                  Rev., Ser. 2003, 6.13%, due 3/1/13                                                BBB              1,020
           1,000  South Gate (CA) Pub. Fin. Au. Tax Allocation Rev. (South
                  Gate Redev. Proj. No. 1), Ser. 2002, 5.00%, due 9/1/16                            AAA              1,086
           1,250  Tobacco Settlement Fin. Corp. (LA) Tobacco Settlement
                  Asset-Backed Rev., Ser. 2001 B, 5.50%, due 5/15/30                       Baa3     BBB              1,232
             600  Univ. of California Regents Cert. of Participation Rev.
                  (San Diego Campus & Sacramento Proj.), Ser. 2002 A,
                  5.25%, due 1/1/18                                                         Aa2                        645
             750  Verrado (AZ) Comm. Fac. Dist. Number 1 G.O., Ser. 2003,
                  6.15%, due 7/15/17                                                                BB-                809
             250  Virgin Islands Pub. Fin. Au. Refinery Fac. Rev. (HOVENSA
                  Refinery Proj.), Ser. 2003, 6.13%, due 7/1/22                            Baa3     BBB-               272
             750  Virgin Islands Pub. Fin. Au. Rev. (Virgin Islands Matching
                  Fund Loan Notes), Ser. 1998 E, 6.00%, due 10/1/22                                 BBB                776
           1,000  Virgin Islands Wtr. & Pwr. Au. Elec. Sys. Ref. Rev.,
                  Ser. 1998, 5.30%, due 7/1/18                                                      BBB              1,016
                                                                                                           ---------------
                                                                                                                    71,876
                                                                                                           ---------------

PRINCIPAL AMOUNT                                SECURITY @                                    RATING                VALUE+
(000'S OMITTED)                                                                           MOODY'S   S&P   (000'S OMITTED)
TAX-EXEMPT VARIABLE RATE DEMAND NOTES--BACKED BY LETTERS OF CREDIT (0.8%)
BANK OF AMERICA
$            264  Irvine (CA) Ltd. Oblig. Imp. (Assessment Dist. No 93-14),
                  Ser. 2000, 3.00%, VRDN due 5/2/05                                        VMIG1    A-1+   $           264
             400  Newport Beach (CA) Rev. (Hoag Mem. Hosp. Presbyterian),
                  Ser. 1992, 2.95%, VRDN due 5/2/05                                        VMIG1    A-1+               400++
STATE STREET BANK
             200  Irvine Ranch (CA) Wtr. Dist. G.O., Ser. 1995,
                  3.00%, VRDN due 5/2/05                                                   VMIG1    A-1+               200
                                                                                                           ---------------
                                                                                                                       864
                                                                                                           ---------------
TAX-EXEMPT VARIABLE RATE DEMAND NOTES--OTHER (0.2%)
             200  California Poll. Ctrl. Fin. Au. Ref. PCR (Exxon Proj.), Ser. 1989,
                  2.80%, VRDN due 5/2/05                                                    P-1     A-1+               200++
                                                                                                           ---------------

                  TOTAL INVESTMENTS (155.7%) (COST $153,579)                                                       159,265##

                  Cash, receivables and other assets, less liabilities (2.0%)                                        2,007
                  Liquidation Value of Auction Market Preferred Shares [(57.7%)]                                   (59,000)
                                                                                                           ---------------

                  TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)                              $       102,272
                                                                                                           ---------------

See Notes to Schedule of Investments

SCHEDULE OF INVESTMENTS Intermediate Municipal Fund Inc.

PRINCIPAL AMOUNT                                SECURITY @                                    RATING                VALUE+
(000'S OMITTED)                                                                           MOODY'S    S&P   (000'S OMITTED)
TAX-EXEMPT SECURITIES--PRE-REFUNDED BACKED BY U.S. GOVERNMENT SECURITIES (5.2%)
$          2,225  Massachusetts St. Wtr. Poll. Abatement Trust Pre-Refunded
                  Rev. (Pool Prog.), Ser. 2001, 5.25%, due 2/1/16 P/R 8/1/11                Aaa     AAA    $         2,460
           5,100  Prince Georges Co. (MD) Pre-Refunded Cons. Pub. Imp. G.O., Ser. 2001,
                  5.25%, due 12/1/16 P/R 12/1/11                                            Aaa     AAA              5,734
              20  San Antonio (TX) Pre-Refunded Cert. of Obligation G.O.,
                  Ser. 2002, 5.00%, due 2/1/14 P/R 2/1/12                                   Aa2     AA+                 22
           7,205  Wisconsin St. G.O., Ser. 2002 C, 5.25%, due 5/1/17
                  P/R 5/1/12                                                                Aaa     AAA              8,009
                                                                                                           ---------------
                                                                                                                    16,225
                                                                                                           ---------------
TAX-EXEMPT SECURITIES--ESCROWED IN U.S. GOVERNMENT SECURITIES (0.6%)
           1,670  Illinois Metro. Pier & Exposition Au. Dedicated St. Tax Ref.
                  Rev., Ser. 1998 A, 5.50%, due 6/15/17                                             AAA              1,950
                                                                                                           ---------------
TAX-EXEMPT SECURITIES--BACKED BY INSURANCE (69.8%)
AMERICAN MUNICIPAL BOND ASSURANCE CORP.
           1,500  California St. Pub. Works Board Lease Rev., Ser. 2002 A,
                  5.25%, due 12/1/17                                                                AAA              1,638
           5,000  Chicago (IL) G.O., Ser. 1995 A-2, 6.25%, due 1/1/13                       Aaa     AAA              5,898
           6,120  Chicago (IL) G.O., Ser. 2002 A, 5.38%, due 1/1/17                         Aaa     AAA              6,731
           4,220  Colorado Springs (CO) Util. Sys. Sub. Lien Ref. Rev.,
                  Ser. 2002 A, 5.38%, due 11/15/18                                                  AAA              4,660
           4,100  Fargo (ND) Hlth. Sys. Rev. (Meritcare Obligated Group),
                  Ser. 2002 A, 5.63%, due 6/1/17                                                    AAA              4,569++
           1,065  Indiana St. Recreational Dev. Comm. Rev., Ser. 2002,
                  5.25%, due 7/1/18                                                                 AAA              1,153
           1,125  Indiana St. Recreational Dev. Comm. Rev., Ser. 2002,
                  5.25%, due 7/1/19                                                                 AAA              1,215
           3,000  Massachusetts Port Au. Spec. Fac. Rev. (Delta Air Lines,
                  Inc. Proj.), Ser. 2001 A, 5.50%, due 1/1/19                                       AAA              3,173++
           5,010  New Hampshire Hlth. & Ed. Fac. Au. Rev. (Univ. Sys. of
                  New Hampshire), Ser. 1992, 5.38%, due 7/1/17                                      AAA              5,537
           7,000  Palm Beach Co. (FL) Sch. Board Cert. of Participation,
                  Ser. 2001 B, 5.38%, due 8/1/17                                                    AAA              7,724
           4,610  Thornton (CO) Cert. of Participation, Ser. 2002,
                  5.38%, due 12/1/16                                                        Aaa     AAA              5,103
FINANCIAL GUARANTY INSURANCE CO.
           4,000  Denver (CO) City & Co. Arpt. Sys. Ref. Rev., Ser. 2002 E,
                  5.25%, due 11/15/14                                                       Aaa     AAA              4,322
           3,075  Detroit (MI) Sch. Dist. Sch. Bldg. & Site Imp. G.O.,
                  Ser. 2002 A, 5.50%, due 5/1/15                                                    AAA              3,459
           3,235  Houston (TX) Arpt. Sys. Sub. Lien Ref. Rev., Ser. 2001 A,
                  5.50%, due 7/1/16                                                                 AAA              3,524
           4,355  Las Vegas (NV) Valley Wtr. Dist. Ref. & Wtr. Imp. G.O.,
                  Ser. 2003 A, 5.25%, due 6/1/16                                            Aaa     AAA              4,801
           4,935  Massachusetts St. Hlth. & Ed. Fac. Au. Rev. (New England
                  Med. Ctr. Hosp.), Ser. 2002 H, 5.38%, due 5/15/16                                 AAA              5,414++
           2,140  Mt. Pleasant Town (SC) Waterworks & Swr. Sys. Ref. & Imp.
                  Rev., Ser. 2002, 5.25%, due 12/1/17                                               AAA              2,368
           2,080  Oakland (CA) Redev. Agcy. Sub. Tax Allocation Rev. (Central
                  Dist. Redev. Proj.), Ser. 2003, 5.50%, due 9/1/18                                 AAA              2,337
           8,140  Orange Co. (FL) Sales Tax Ref. Rev., Ser. 2002 A,
                  5.13%, due 1/1/18                                                         Aaa     AAA              8,873
           2,000  Philadelphia (PA) Arpt. Ref. Rev. (Philadelphia Arpt. Sys.),
                  Ser. 1998 A, 5.38%, due 6/15/14                                                   AAA              2,136

PRINCIPAL AMOUNT                                SECURITY @                                    RATING                VALUE+
(000'S OMITTED)                                                                           MOODY'S    S&P   (000'S OMITTED)
$          6,250  Port of Seattle (WA) Sub Lien Rev., Ser. 2002 B,
                  5.50%, due 9/1/16                                                                 AAA    $         6,815
             400  Prince Georges Co. (MD) Unrefunded Balance Cons. Pub.
                  Imp. G.O., Ser. 2001, 5.25%, due 12/1/16                                  Aaa     AAA                442
           1,000  Sarasota Co. (FL) Util. Sys. Ref. Rev., Ser. 2002 C,
                  5.25%, due 10/1/20                                                        Aaa     AAA              1,088
           2,500  Tacoma (WA) Wtr. Sys. Rev., Ser. 2001, 5.13%, due 12/1/19                         AAA              2,670
FINANCIAL SECURITY ASSURANCE INC.
           3,495  Bi State (MO-IL) Dev. Agcy. Metro. Dist. Rev. (Metrolink
                  Cross Co. Extension Proj.), Ser. 2002 B, 5.25%, due 10/1/16               Aaa     AAA              3,891
           1,100  Charleston Co. (SC) Sch. Dist. G.O., Ser. 2001,
                  5.00%, due 2/1/18                                                         Aa1                      1,191
           3,600  Corpus Christi (TX) Tax & Muni. Hotel Occupancy Tax G.O.,
                  Ser. 2002, 5.50%, due 9/1/17                                                      AAA              4,005
           1,935  Dallas-Fort Worth (TX) Int'l. Arpt. Imp. Rev., Ser. 2004 B,
                  5.50%, due 11/1/18                                                        Aaa     AAA              2,126
           8,800  Energy Northwest (WA) Elec. Ref. Rev. (Proj. No. 3),
                  Ser. 2001 A, 5.50%, due 7/1/17                                            Aaa     AAA              9,730
           7,000  Harris Co. (TX) Toll Road Sr. Lien Ref. Rev., Ser. 2002,
                  5.38%, due 8/15/16                                                                AAA              7,737
           2,580  Indianapolis (IN) Local Pub. Imp. Rev. (Indianapolis Arpt.
                  Au. Proj.), Ser. 2003 A, 5.63%, due 1/1/17                                        AAA              2,851
           2,000  Kane, Cooke, & DuPage Cos. (IL) Elgin Sch. Dist.
                  Number U-46 G.O., Ser. 1998, 5.35%, due 1/1/15                            Aaa                      2,191
           5,000  King & Snohomish Cos. (WA) Northshore Sch. Dist.
                  Number 417 G.O., Ser. 2002, 5.50%, due 12/1/17                            Aaa     AAA              5,692
           4,260  King Co. (WA) Pub. Trans. Sales Tax Ref. G.O., Ser. 2002,
                  5.38%, due 12/1/14                                                        Aaa     AAA              4,758
           3,015  Knox Co. (TN) Hlth., Ed. & Hsg. Fac. Board Hosp. Ref. & Imp.
                  Rev., Ser. 2002 A, 5.50%, due 1/1/18                                      Aaa     AAA              3,304++
           1,725  Maine Muni. Bond Bank Rev., Ser. 1998 C,
                  5.35%, due 11/1/18                                                                AAA              1,879
           5,000  New Jersey Bldg. Au. St. Bldg. Ref. Rev., Ser. 2002 B,
                  5.25%, due 12/15/15                                                               AAA              5,514
           4,665  South Carolina St. Pub. Svc. Au. Rev., Ser. 2002 B,
                  5.38%, due 1/1/18                                                         Aaa     AAA              5,114
           4,200  Tarrant (TX) Reg. Wtr. Dist. Wtr. Ref. & Imp. Rev., Ser. 2002,
                  5.38%, due 3/1/16                                                         Aaa     AAA              4,671
           5,395  Truckee Meadows (NV) Wtr. Au. Wtr. Rev., Ser. 2001 A,
                  5.50%, due 7/1/15                                                                 AAA              5,969
           1,370  Wisconsin Hlth. & Ed. Fac. Au. Rev. (Aurora Med. Group, Inc.
                  Proj.), Ser. 1996, 6.00%, due 11/15/11                                    Aaa     AAA              1,568++
MUNICIPAL BOND INVESTORS ASSURANCE CORP.
           1,465  Arizona St. Energy Mgt. Svcs. (Main) LLC Energy
                  Conservation Rev. (Arizona St. Univ. Proj.-Main, Campus),
                  Ser. 2002, 5.25%, due 7/1/17                                                      AAA              1,606
           3,000  CDP-King Co. III (WA) Lease Rev. (King Street Ctr. Proj.),
                  Ser. 1997, 5.13%, due 6/1/17                                              Aaa     AAA              3,131
           5,335  Clark Co. (NV) Passenger Fac. Charge Ref. Rev.
                  (Las Vegas-McCarran Int'l. Arpt. Proj.), Ser. 2002 A,
                  5.25%, due 7/1/10                                                                 AAA              5,738
           4,575  Henry Co. (GA) Wtr. & Swr. Au. Wtr. & Swr. Ref. Rev.,
                  Ser. 2002 A, 5.13%, due 2/1/17                                            Aaa     AAA              5,043
           4,955  Houston (TX) Pub. Imp. Ref. G.O., Ser. 2002,
                  5.25%, due 3/1/17                                                                 AAA              5,405

See Notes to Schedule of Investments

PRINCIPAL AMOUNT                                SECURITY @                                    RATING                VALUE+
(000'S OMITTED)                                                                           MOODY'S    S&P   (000'S OMITTED)
$          5,000  Illinois G.O., First Ser. 2002, 5.25%, due 10/1/14                        Aaa            $         5,539
           3,000  Illinois Hlth. Fac. Au. Rev. (Loyola Univ. Hlth. Sys.), Ser. 1997 A,
                  6.00%, due 7/1/14                                                         Aaa     AAA              3,519++
           1,000  Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev., Ser. 2002 B,
                  5.25%, due 1/1/18                                                         Aaa     AAA              1,091
           1,850  Massachusetts St. G.O., Ser. 2002 E, 5.38%, due 1/1/18                            AAA              2,094
           5,000  Michigan St. Hsg. Dev. Au. Single-Family Mtge. Rev., Ser. 2001 A,
                  5.30%, due 12/1/16                                                                AAA              5,118
           2,710  Newnan (GA) Hosp. Au. Rev. Anticipation Certificate
                  (Newnan Hosp., Inc. Proj.), Ser. 2002, 5.50%, due 1/1/18                  Aaa                      3,029++
           1,910  Southmost (TX) Reg. Wtr. Au. Wtr. Supply Contract Rev.
                  (Desalination Plant Proj.), Ser. 2002, 5.50%, due 9/1/19                  Aaa                      2,119
           1,000  Trinity (TX) River Au. Imp. & Ref. Rev. (Tarrant Co. Wtr. Proj.),
                  Ser. 2003, 5.50%, due 2/1/16                                              Aaa     AAA              1,123
           4,555  Washington St. G.O., Ser. 1998 C, 6.00%, due 7/1/12                               AAA              5,280
                                                                                                           ---------------
                                                                                                                   217,676
                                                                                                           ---------------
TAX-EXEMPT SECURITIES--OTHER (79.4%)
           4,145  Anson (TX) Ed. Fac. Corp. Std. Hsg. Rev. (Univ. of Texas at
                  Dallas-Waterview Park Proj.), Ser. 2002, 5.00%, due 1/1/23                         A               4,227++
           1,000  Austin (TX) Convention Enterprises, Inc. Convention Ctr.
                  Hotel First Tier Rev., Ser. 2001 A, 6.38%, due 1/1/16                    Baa3     BBB-             1,061
           1,630  Badger (WI) Tobacco Asset Securitization Corp. Tobacco
                  Settlement Asset-Backed Rev., Ser. 2002,
                  6.13%, due 6/1/27                                                        Baa3     BBB              1,668
           2,000  Boone Co. (MO) Hosp. Ref. Rev. (Boone Hosp. Ctr.), Ser. 2002,
                  5.05%, due 8/1/20                                                         A3                       2,081++
           2,425  Branson (MO) Dev. Fin. Board Infrastructure Fac. Board Rev.,
                  Ser. 2003 A, 5.00%, due 12/1/17                                          Baa1                      2,502
           3,300  Brazos (TX) River Au. Ref. PCR (TXU Energy Co. LLC Proj.),
                  Ser. 2003 A, 6.75%, due 4/1/38 Putable 4/1/13                            Baa2     BBB              3,838++
           1,000  Brazos (TX) River Au. Ref. PCR (TXU Energy Co. LLC Proj.),
                  Ser. 2003 D, 5.40%, due 10/1/29 Putable 10/1/14                          Baa2                      1,083++
           1,000  Brazos (TX) River Au. Ref. Rev. (Reliant Energy, Inc. Proj.),
                  Ser. 1999 B, 7.75%, due 12/1/18                                           Ba1     BBB-             1,118++
           4,000  Brazos (TX) River Harbor Navigation Dist. Env. Fac. Rev.
                  (Dow Chemical Co. Proj.), Ser. 2002 B-2,
                  4.75%, due 5/15/33 Putable 5/15/07                                        A3       A               4,120++
           2,500  Broward Co. (FL) G.O., Ser. 2001 A, 5.25%, due 1/1/18                     Aa1                      2,733
           3,500  California Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev.
                  (Republic Svc., Inc. Proj.), Ser. 2002 B, 5.25%, due 6/1/23              Baa2     BBB+             3,781++
           2,500  California St. Dept. of Wtr. Res. Pwr. Supply Rev., Ser. 2002 A,
                  5.75%, due 5/1/17                                                         A3      BBB+             2,793
           3,460  California St. Dept. of Wtr. Res. Pwr. Supply Rev., Ser. 2002 A,
                  5.38%, due 5/1/22                                                         A3      BBB+             3,737
           1,240  California Statewide CDA Hlth. Fac. Rev. (Mem. Hlth. Svcs.),
                  Ser. 2003 A, 6.00%, due 10/1/16                                           A3       A               1,391++
           1,500  California Statewide CDA Rev. (East Valley Tourist Dev. Au.),
                  Ser. 2003 A, 9.25%, due 10/1/20                                                                    1,671^^
           1,500  Chicago (IL) Metro. Wtr. Reclamation Dist. Cap. Imp. G.O.,
                  Ser. 2002 C, 5.38%, due 12/1/16                                                   AAA              1,689
           1,000  Clark Co. (WA) Vancouver Sch. Dist. Number 37 G.O.,
                  Ser. 1998, 5.13%, due 12/1/12                                             A3                       1,100

PRINCIPAL AMOUNT                                SECURITY @                                    RATING                VALUE+
(000'S OMITTED)                                                                           MOODY'S    S&P   (000'S OMITTED)
$          1,765  Cumberland Co. (PA) West Shore Area Au. Hosp. Rev. (Holy
                  Spirit Hosp. of the Sisters of Christian Charity Proj.),
                  Ser. 2001, 6.05%, due 1/1/19                                                      BBB+   $         1,915++
           2,100  Dallas-Fort Worth (TX) Int'l. Arpt. Fac. Imp. Corp. Rev.,
                  Ser. 2001 A-1, 6.15%, due 1/1/16                                          Ba2                      2,115++
           4,210  DCH Hlth. Care Au. (AL) Hlth. Care Fac. Rev., Ser. 2002,
                  5.25%, due 6/1/14                                                         A1       A+              4,609
           1,000  Delaware River (PA-NJ) Joint Toll Bridge Comm. Sys. Rev.,
                  Ser. 2003, 5.25%, due 7/1/18                                              A2       A-              1,083
           1,000  Denton, Tarrant, & Wise Cos. (TX) Northwest Ind. Sch. Dist.
                  Unlimited Sch. Bldg. & Ref. G.O., Ser. 2002,
                  5.50%, due 8/15/17                                                                AAA              1,122
           2,000  Denver (CO) City & Co. Arpt. Sys. Rev., Ser. 1991 D,
                  7.75%, due 11/15/13                                                               AAA              2,422
           4,495  Dist. of Columbia (Washington, D.C.) Ref. G.O., Ser. 2002 C,
                  5.25%, due 6/1/13                                                                 AAA              4,946
           1,750  Ector Co. (TX) Hosp. Dist. Hosp. Rev., Ser. 2002 A,
                  5.63%, due 4/15/16                                                        A2       A-              1,854
           1,745  Ector Co. (TX) Hosp. Dist. Hosp. Rev., Ser. 2002 A,
                  5.63%, due 4/15/17                                                        A2       A-              1,842
           3,000  Fiddlers Creek (FL) Comm. Dev. Dist. Number 2 Spec.
                  Assessment Rev., Ser. 2003 A, 6.00%, due 5/1/16                                   BB-              3,063
             825  Fort Bend Co. (TX) Ind. Dev. Corp. Ref. PCR (Frito-Lay, Inc.
                  Proj.), Ser. 1987, 3.00%, due 10/1/11                                     A1                         826++
           2,000  Freeborn Co. (MN) Hsg. & Redev. Au. Lease Rev. (Criminal
                  Justice Ctr. Proj.), Ser. 2002, 5.38%, due 2/1/17                        Baa1                      2,143
           3,000  Golden St. (CA) Tobacco Securitization Corp. Tobacco
                  Settlement Asset-Backed Rev., Ser. 2003 A-1,
                  6.25%, due 6/1/33                                                        Baa3     BBB              3,098
           5,130  Illinois Ed. Fac. Au. Rev. (Field Museum of Natural
                  History), Ser. 2002, 4.30%, due 11/1/36                                   A2       A               5,262++
           3,560  Indiana Bond Bank Rev., Ser. 2002 B, 5.25%, due 2/1/18                   Baa2      A-              3,898
          10,000  Indiana Bond Bank Rev. (St. Revolving Fund Prog.),
                  Ser. 2001 A, 5.38%, due 2/1/17                                                    AAA             11,158
           2,050  Indiana St. Hlth. Fac. Fin. Au. Rev. (Hlth. Sys. Sisters of
                  St. Francis), Ser. 2001, 5.35%, due 11/1/15                               Aa3      A               2,195++
           1,070  Ingham & Clinton Cos. (MI) East Lansing Bldg. Au. Ref. G.O.,
                  Ser. 1999, 5.25%, due 10/1/16                                                     AA               1,156
           3,000  Iowa Tobacco Settlement Au. Tobacco Settlement Asset-
                  Backed Rev., Ser. 2001 B, 5.30%, due 6/1/25                              Baa3     BBB              2,840
           2,000  Jasper (IN) Hosp. Au. Hosp. Fac. Ref. Rev. (Mem. Hosp. & Hlth.
                  Care Ctr. Proj.), Ser. 2002, 5.50%, due 11/1/17                                    AA              2,193++
           1,050  Kent Co. (MI) Forest Hills Pub. Sch. Unlimited G.O., Ser. 2000,
                  5.25%, due 5/1/19                                                         Aa2                      1,135
           2,000  Lehigh Co. (PA) Gen. Purp. Au. Rev. (KidsPeace Oblig. Group),
                  Ser. 1998, 6.00%, due 11/1/23                                             Ba2                      1,907++
           2,000  Lubbock (TX) Hlth. Fac. Dev. Corp. Rev. (St. Joseph Hlth. Sys.),
                  Ser. 1998, 5.25%, due 7/1/16                                              Aa3     AA-              2,119++
           1,310  Lyons (NY) Comm. Hlth. Initiatives Corp. Fac. Rev., Ser. 2004,
                  5.50%, due 9/1/14                                                         A2                       1,449
           1,375  Macomb Co. (MI) New Haven Comm. Sch. Bldg. & Site G.O.,
                  Ser. 2002, 5.25%, due 5/1/17                                              Aa1     AA+              1,514
           1,000  Martin Co. (NC) Ind. Fac. & Poll. Ctrl. Fin. Au. Solid Waste
                  Disp. Rev. (Weyerhaeuser Co. Proj.), Ser. 1994,
                  6.80%, due 5/1/24                                                        Baa2     BBB              1,010++

See Notes to Schedule of Investments

PRINCIPAL AMOUNT                                SECURITY @                                    RATING                VALUE+
(000'S OMITTED)                                                                           MOODY'S     S&P  (000'S OMITTED)
$          1,000  Maryland St. Hlth. & Higher Ed. Fac. Au. Rev. (Union Hosp.
                  of Cecil Co.), Ser. 2002, 5.50%, due 7/1/14                               A3             $         1,087++
           2,400  Mashantucket (CT) Western Pequot Tribe Spec. Rev., Sub.
                  Ser. 1997 B, 5.70%, due 9/1/12                                           Baa3                      2,556**
           2,450  Massachusetts St. Hlth. & Ed. Fac. Au. Rev. (Caritas Christi
                  Oblig. Group), Ser. 1999 A, 5.70%, due 7/1/15                                      BBB             2,542++
           2,810  Massachusetts St. Hlth. & Ed. Fac. Au. Rev.
                  (Milford-Whitinsville Reg. Hosp.), Ser. 1998 C,
                  5.75%, due 7/15/13                                                       Baa2      BBB             2,920++
           5,030  Massachusetts St. Wtr. Poll. Abatement Trust Rev. (MWRA
                  Prog.), Ser. 2002 A, 5.25%, due 8/1/19                                    Aaa      AAA             5,518
           2,775  Massachusetts St. Wtr. Poll. Abatement Trust Unrefunded
                  Balance Rev. (Pool Prog.), Ser. 2001, 5.25%, due 2/1/16                   Aaa      AAA             3,006
           3,085  Memphis-Shelby Co. (TN) Arpt. Au. Spec. Fac. Ref. Rev.
                  (Federal Express Corp.), Ser. 2002, 5.05%, due 9/1/12                    Baa2      BBB             3,281++
           1,750  Miami Beach (FL) Hlth. Fac. Au. Hosp. Ref. Rev. (Mount Sinai
                  Med. Ctr. Florida Proj.), Ser. 2004, 6.25%, due 11/15/09                  Ba2      BB              1,862++
           1,500  Michigan St. Bldg. Au. Rev. (Fac. Prog.), Ser. 2001 II,
                  5.50%, due 10/15/18                                                       Aa1      AA+             1,659
           2,735  Michigan Strategic Fund Solid Waste Disp. Ltd. Oblig. Ref.
                  Rev. (Waste Mgt. Inc. Proj.), Ser. 2002, 4.20%, due 12/1/12                        BBB             2,745++
           2,000  Missouri St. Env. Imp. & Energy Res. Au. Wtr. Poll. Ctrl. &
                  Drinking Wtr. Rev., Ser. 2002 B, 5.50%, due 7/1/16                                 AAA             2,257
           1,075  Missouri St. Hsg. Dev. Comm. Multi-Family Hsg. Rev.,
                  Ser. 2001 II, 5.25%, due 12/1/16                                                   AA              1,139
             620  Missouri St. Hsg. Dev. Comm. Multi-Family Hsg. Rev.,
                  Ser. 2001 III, 5.05%, due 12/1/15                                                  AA                654
           5,000  Montgomery Co. (PA) Higher Ed. & Hlth. Au. Hosp. Rev.
                  (Abington Mem. Hosp. Proj.), Ser. 2002 A,
                  5.00%, due 6/1/19                                                                   A              5,144++
           3,000  Moraine (OH) Solid Waste Disp. Rev. (General Motors Corp.
                  Proj.), Ser. 1994, 6.75%, due 7/1/14                                      A3       BBB             3,154++
           2,500  Morehouse Parish (LA) Ref. PCR (Int'l. Paper Co. Proj.),
                  Ser. 2001 A, 5.25%, due 11/15/13                                         Baa2      BBB             2,687++
           2,000  MuniMae Subordinated Cumulative Perpetual Preferred
                  Shares, 4.70%, due 6/30/49 Putable 9/30/09                                Ba2                      1,951**
           2,000  Nevada St. Cap. Imp. Ltd. G.O., Ser. 1998 B,
                  5.13%, due 4/15/17                                                        Aa2                      2,128
           1,500  New Jersey Econ. Dev. Au. Cigarette Tax Rev., Ser. 2004,
                  5.63%, due 6/15/19                                                       Baa2      BBB             1,589
           6,900  New Jersey Ed. Fac. Au. Rev. (Stevens Institute of
                  Technology), Ser. 2002 C, 5.25%, due 7/1/17                              Baa1      A-              7,386++
           4,000  New Jersey Hlth. Care Fac. Fin. Au. Rev. (Somerset Med. Ctr.
                  Issue), Ser. 2003, 5.50%, due 7/1/18                                     Baa3                      4,184++
           3,250  New York City (NY) G.O., Ser. 2002 C, 5.50%, due 8/1/15                   A2                       3,594
           2,580  New York City (NY) IDA Civic Fac. Rev. (Lycee Francais de
                  New York Proj.), Ser. 2002 A, 5.50%, due 6/1/14                                     A              2,778++
           2,750  New York City (NY) Ind. Dev. Agcy. Liberty Rev. (7 World
                  Trade Center LLC Proj.), Ser. 2005 A, 6.25%, due 3/1/15                                            2,818^^
           1,000  New York Convention Ctr. Operating Corp. Cert. of
                  Participation (Yale Bldg. Acquisition Proj.), Ser. 2003,
                  5.25%, due 6/1/08                                                                  BB+             1,022
           3,500  New York St. Dorm. Au. Personal Income Tax Rev., Ser. 2003 A,
                  5.38%, due 3/15/20                                                                 AA              3,973

PRINCIPAL AMOUNT                                SECURITY @                                    RATING                VALUE+
(000'S OMITTED)                                                                           MOODY'S    S&P   (000'S OMITTED)
$          1,000  New York St. Dorm. Au. Rev. (Mount Sinai NYU Hlth. Oblig.
                  Group), Ser. 2000 C, 6.00%, due 7/1/26                                   Baa3            $         1,011++
           1,300  New York St. Urban Dev. Corp. Ref. Rev. (Correctional Cap.
                  Fac.), Ser. 1998, 5.00%, due 1/1/14                                       A3       AA-             1,377
           4,780  North Central (TX) Hlth. Fac. Dev. Corp. Hosp. Ref. Rev.
                  (Baylor Hlth. Care Sys. Proj.), Ser. 1998,
                  5.10%, due 5/15/13                                                        Aa3      AA-             5,063++
           3,760  Ohio Air Quality Dev. Au. Env. Imp. Ref. Rev. (USX Corp.
                  Proj.), Ser. 1995, 5.00%, due 11/1/15                                    Baa1                      4,059++
           2,085  Palm Beach Co. (FL) Hlth. Fac. Au. Hosp. Ref. Rev. (BRCH
                  Corp. Oblig. Group), Ser. 2001, 5.00%, due 12/1/12                                 A+              2,228++
           3,850  Royal Oak (MI) Hosp. Fin. Au. Hosp. Ref. Rev. (William
                  Beaumont Hosp.), Ser. 1996 I, 6.25%, due 1/1/12                           Aa3      AA-             4,459++
           6,795  San Antonio (TX) Ind. Sch. Dist. Unlimited Tax G.O.,
                  Ser. 2001 B, 5.38%, due 8/15/17                                           Aaa      AAA             7,455
           1,240  San Antonio (TX) Unrefunded Balance Cert. of Obligation
                  G.O., Ser. 2002, 5.00%, due 2/1/14                                        Aa2      AA+             1,339
             740  San Diego (CA) Redev. Agcy. Sub. Parking Rev. (Centre City
                  Redev. Proj.), Ser. 2003 B, 5.00%, due 9/1/17                            Baa2      A-                768
           2,000  Sayre (PA) Hlth. Care Fac. Au. Rev. (Guthrie Hlth. Proj.),
                  Ser. 2002 A, 5.75%, due 12/1/21                                                    A-              2,155++
           1,625  Skagit Co. (WA) Pub. Hosp. Dist. Ref. Rev., Ser. 2003,
                  6.00%, due 12/1/18                                                       Baa3                      1,681
           2,345  South Carolina Jobs Econ. Dev. Au. Hosp. Ref. Rev.,
                  (Palmetto Hlth. Alliance), Ser. 2003 A, 6.00%, due 8/1/13                Baa2      BBB             2,605++
           2,000  South Carolina Jobs Econ. Dev. Au. Hosp. Ref. Rev.,
                  (Palmetto Hlth. Alliance), Ser. 2003 A, 6.13%, due 8/1/23                Baa2      BBB             2,173++
             155  Spokane Co. (WA) Ltd. Tax G.O., Ser. 1998,
                  5.10%, due 12/1/17                                                        Aa3                        162
           2,540  St. Paul (MN) Port Au. Lease Rev. (Office Bldg. at Cedar
                  Street), Ser. 2002, 5.00%, due 12/1/17                                    Aa1                      2,739
             500  Texas Std. Hsg. Corp. Std. Hsg. Rev. (Midwestern St. Univ.
                  Proj.), Ser. 2002, 5.50%, due 9/1/12                                     Baa3                        514
           1,000  Tobacco Settlement Fin. Corp. (LA) Tobacco Settlement
                  Asset-Backed Rev., Ser. 2001 B, 5.50%, due 5/15/30                       Baa3      BBB               985
           1,085  Tyler (TX) Hlth. Fac. Dev. Corp. Hosp. Rev. (Mother Frances
                  Hosp. Reg. Hlth. Care Ctr. Proj.), Ser. 2003,
                  5.25%, due 7/1/13                                                        Baa1                      1,138
           3,500  Union Co. (SC) IDR (Federal Paper Board Co., Inc. Proj.),
                  Ser. 1989, 4.55%, due 11/1/09                                            Baa2      BBB             3,535++
           2,950  Univ. of Texas Board of Regents Fin. Sys. Rev., Ser. 1999 B,
                  5.38%, due 8/15/18                                                                 AAA             3,229
           1,900  Univ. of Wisconsin Hosp. & Clinics Au. Hosp. Rev., Ser. 2002
                  B, 5.50%, due 4/1/12                                                      A1                       2,078
           1,750  Verrado (AZ) Comm. Fac. Dist. Number 1 G.O., Ser. 2003,
                  6.15%, due 7/15/17                                                                 BB-             1,888
           1,000  Virgin Islands Pub. Fin. Au. Refinery Fac. Rev. (Hovensa
                  Refinery Proj.), Ser. 2003, 6.13%, due 7/1/22                            Baa3     BBB-             1,089
           1,500  Virgin Islands Pub. Fin. Au. Refinery Fac. Rev. (Hovensa
                  Refinery Proj.), Ser. 2004, 5.88%, due 7/1/22                            Baa3     BBB-             1,612++
           3,125  Washington St. Hlth. Care Fac. Au. Rev. (Yakima Valley Mem.
                  Hosp. Assoc.), Ser. 2002, 5.00%, due 12/1/17                                        A              3,216++
           1,000  Washington St. Var. Purp. G.O., Ser. 1999 A,
                  4.75%, due 7/1/17                                                         Aa1      AA+             1,024

See Notes to Schedule of Investments

PRINCIPAL AMOUNT                                SECURITY @                                    RATING                VALUE+
(000'S OMITTED)                                                                           MOODY'S    S&P   (000'S OMITTED)
$          2,000  Westmoreland Co. (PA) IDA Gtd. Rev. (National Waste &
                  Energy Corp., Valley Landfill Expansion Proj.), Ser. 1993,
                  5.10%, due 5/1/18                                                                 BBB    $         2,077++
           2,780  Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Kenosha Hosp. & Med.
                  Ctr., Inc. Proj.), Ser. 1999, 5.50%, due 5/15/15                                    A              2,965++
                                                                                                           ---------------
                                                                                                                   247,725
                                                                                                           ---------------
TAX-EXEMPT VARIABLE RATE DEMAND NOTES--BACKED BY LETTERS OF CREDIT (0.0%)
SOCIETE GENERALE
             100  Los Angeles (CA) Reg. Arpt. Imp. Corp. Term. Fac.
                  Completion Rev. (Los Angeles Int'l. Arpt.), Ser. 1989,
                  2.97%, VRDN due 5/2/05                                                   VMIG1    A-1+               100++
                                                                                                           ---------------
TAX-EXEMPT VARIABLE RATE DEMAND NOTES--BACKED BY INSURANCE (0.1%)
MUNICIPAL BOND INVESTORS ASSURANCE CORP.
             200  California Hsg. Fin. Agcy. Home Mtge. Rev., Ser. 2003 U,
                  2.99%, VRDN due 5/2/05                                                   VMIG1    A-1+               200
                                                                                                           ---------------
TAX-EXEMPT VARIABLE RATE DEMAND NOTES--OTHER (0.3%)
             400  Valdez (AK) Marine Term. Ref. Rev. (BP Pipelines Inc.
                  Proj.), Ser. 2003 A, 2.97%, VRDN due 5/2/05                              VMIG1    A-1+               400++
             500  Will Co. (IL) Exempt Fac. Ind. Rev. (BP Amoco Chemical Co.
                  Proj.), Ser. 2002, 3.02%, VRDN due 5/2/05                                VMIG1    A-1+               500++
                                                                                                           ---------------
                                                                                                                       900
                                                                                                           ---------------

                  TOTAL INVESTMENTS (155.4%) (COST $466,786)                                                       484,776##

                  Cash, receivables and other assets, less liabilities (2.1%)                                        6,565
                  Liquidation Value of Auction Market Preferred Shares [(57.5%)]                                  (179,400)
                                                                                                           ---------------

                  TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)                              $       311,941
                                                                                                           ---------------

SCHEDULE OF INVESTMENTS New York Intermediate Municipal Fund Inc.

PRINCIPAL AMOUNT                                SECURITY @                                    RATING                VALUE+
(000'S OMITTED)                                                                           MOODY'S    S&P   (000'S OMITTED)
TAX-EXEMPT SECURITIES-BACKED BY INSURANCE (34.0%)
AMERICAN CAPITAL ACCESS
$          1,060  Puerto Rico Ind., Tourist, Ed., Med., & Env. Ctrl. Fac. Rev.,
                  (Polytechnic Univ. of Puerto Rico Proj.), Ser. 2002 A,
                  5.25%, due 8/1/16                                                                   A    $         1,123++
AMERICAN MUNICIPAL BOND ASSURANCE CORP.
           2,000  Metro. Trans. Au. (NY) Ref. Rev., Ser. 2002 A,
                  5.50%, due 11/15/15                                                                AAA             2,257
           2,920  New York City (NY) IDA Civic Fac. Rev. (Packer Collegiate
                  Institute Proj.), Ser. 2002, 5.00%, due 6/1/22                            Aaa      AAA             3,085++
             960  New York City (NY) Muni. Wtr. Fin. Au. Wtr. & Swr. Sys. Rev.,
                  Ser. 1992 A, 5.88%, due 6/15/13                                           Aaa                      1,119
           2,025  New York City (NY) Trans. Fin. Au. Ref. Rev., Ser. 2002 C,
                  5.25%, due 8/1/17                                                                  AAA             2,211
           2,410  New York St. Dorm. Au. Rev. (Rochester Institute of
                  Technology Proj.), Ser. 2002 A, 5.25%, due 7/1/19                         Aaa                      2,618++
           3,000  Port Authority of NY & NJ Rev., Ser. 2002,
                  5.50%, due 12/15/12                                                                AAA             3,313
           1,535  Ulster Co. (NY) Res. Rec. Agcy. Solid Waste Sys. Ref. Rev.,
                  Ser. 2002, 5.25%, due 3/1/16                                                       AAA             1,690
FINANCIAL GUARANTY INSURANCE CO.
           2,505  Metro. Trans. Au. (NY) Dedicated Tax Fund Rev., Ser. 2001 A,
                  5.25%, due 11/15/14                                                                AAA             2,765
FINANCIAL SECURITY ASSURANCE INC.
             500  Long Island (NY) Pwr. Au. Elec. Sys. Rev., Ser. 1998 A,
                  5.13%, due 12/1/16                                                        Aaa      AAA               533
           1,410  New York City (NY) Hlth. & Hosp. Corp. Rev., Ser. 2002 A,
                  5.50%, due 2/15/13                                                                 AAA             1,578
MUNICIPAL BOND INVESTORS ASSURANCE CORP.
           2,000  New York St. Dorm. Au. Insured Rev. (Long Island Jewish Med.
                  Ctr.), Ser. 1998, 5.00%, due 7/1/18                                                AAA             2,085++
           1,600  New York St. Dorm. Au. Insured Rev. (The Culinary Institute
                  of America), Ser. 1999, 5.38%, due 7/1/15                                          AAA             1,751++
           1,980  New York St. Dorm. Au. Rev. (New York Med. College Proj.),
                  Ser. 1998, 5.00%, due 7/1/21                                              Aaa      AAA             2,068++
                                                                                                           ---------------
                                                                                                                    28,196
                                                                                                           ---------------
TAX-EXEMPT SECURITIES-OTHER (121.8%)
           3,000  Albany (NY) IDA Civic Fac. Rev., (Charitable Leadership
                  Foundation Ctr. for Med. Science Proj.), Ser. 2002 A,
                  6.00%, due 7/1/19                                                        Baa3                      3,247
             800  Brazos (TX) River Au. Ref. PCR (TXU Energy Co. LLC Proj.),
                  Ser. 2003 A, 6.75%, due 4/1/38 Putable 4/1/13                            Baa2      BBB               931++
             750  Brazos (TX) River Au. Ref. Rev. (Reliant Energy, Inc. Proj.),
                  Ser. 1999 B, 7.75%, due 12/1/18                                           Ba1      BBB-              838++
           1,000  Brazos (TX) River Harbor Navigation Dist. of Brazoria Co.
                  Env. Fac. Rev. (Dow Chemical Co. Proj.), Ser. 2002 A-4,
                  5.20%, due 5/15/33 Putable 5/15/08                                        A3        A              1,049++
           1,590  Cumberland Co. (PA) West Shore Area Au. Hosp. Rev., (Holy
                  Spirit Hosp. of the Sisters of Christian Charity Proj.),
                  Ser. 2001, 5.90%, due 1/1/17                                                       BBB+            1,722++
             400  Dallas-Fort Worth (TX) Int'l. Arpt. Fac. Imp. Corp. Rev.,
                  Ser. 2004 A-1, 6.15%, due 1/1/16                                         Baa3      BBB-              403++
           1,000  De Kalb Co. (GA) Dev. Au. Ref. PCR (General Motors Corp.
                  Proj.), Ser. 2002, 6.00%, due 3/15/21                                     A3       BBB               995++

See Notes to Schedule of Investments

PRINCIPAL AMOUNT                                SECURITY @                                    RATING                VALUE+
(000'S OMITTED)                                                                           MOODY'S    S&P   (000'S OMITTED)
$          1,000  Dutchess Co. (NY) IDA Civic Fac. Ref. Rev. (Marist
                  College Proj.), Ser. 2003 A, 5.15%, due 7/1/17                           Baa1            $         1,066++
           2,000  Dutchess Co. (NY) IDA Ind. Dev. Rev. (IBM Proj.),
                  Ser. 1999, 5.45%, due 12/1/29                                             A1       A+              2,170++
           2,000  Long Island Pwr. Au. (NY) Elec. Sys. Gen. Rev.,
                  Ser. 1998 A, 5.50%, due 12/1/13                                           Aaa      AAA             2,304
           1,500  Lyons (NY) Comm. Hlth. Initiatives Corp. Fac. Rev.,
                  Ser. 2004, 5.50%, due 9/1/14                                              A2                       1,659
             500  Miami Beach (FL) Hlth. Fac. Au. Hosp. Ref. Rev.
                  (Mount Sinai Med. Ctr. of Florida Proj.), Ser. 2004,
                  6.25%, due 11/15/09                                                       Ba2      BB                532++
             980  Monroe Co. (NY) IDA Std. Hsg. Rev., (Collegiate Hsg.
                  Foundation - Rochester Institute of Technology Proj.),
                  Ser. 1999 A, 5.25%, due 4/1/19                                           Baa3                        995++
           1,000  Monroe Co. (NY) Newpower Corp. Pwr. Fac. Rev.,
                  Ser. 2003, 5.10%, due 1/1/16                                                       BBB+            1,047
           1,000  Monroe Co. (NY) Pub. Imp. Ref. G.O., Ser. 1996,
                  6.00%, due 3/1/13                                                         A3       AA-             1,143
           1,000  Morehouse Parish (LA) Ref. PCR (Int'l. Paper Co. Proj.),
                  Ser. 2001 A, 5.25%, due 11/15/13                                         Baa2      BBB             1,075++
           1,000  New York City (NY) G.O., Ser. 1998 J, 5.00%, due 8/1/11                   A2        A              1,055
           1,000  New York City (NY) G.O., Ser. 2002 A, 5.75%, due 8/1/16                   A2        A              1,120
             750  New York City (NY) G.O., Ser. 2002 C, 5.50%, due 8/1/15                   A2                         829
           4,000  New York City (NY) Hsg. Dev. Corp. Multi-Family Hsg. Rev.,
                  Ser. 2002 E-2, 5.05%, due 11/1/23                                         Aa2      AA              4,126
           1,000  New York City (NY) IDA Civic Fac. Rev. (Lycee Francais de
                  New York Proj.), Ser. 2002 A, 5.50%, due 6/1/15                                     A              1,069++
           1,030  New York City (NY) IDA Civic Fac. Rev. (Lycee Francais de
                  New York Proj.), Ser. 2002 A, 5.50%, due 6/1/17                                     A              1,093++
           1,000  New York City (NY) IDA Ind. Dev. Rev. (Brooklyn Navy Yard
                  Cogeneration Partners, L.P. Proj.), Ser. 1997,
                  6.20%, due 10/1/22                                                        Ba1      BBB-            1,044++
             500  New York City (NY) IDA Ind. Dev. Rev. (Harlem Auto Mall
                  Proj.), Ser. 2004, 5.13%, due 12/30/23                                   Baa1      BBB               446++
             750  New York City (NY) Ind. Dev. Agcy. Liberty Rev. (7 World
                  Trade Center LLC Proj.), Ser. 2005 A, 6.25%, due 3/1/15                                              769^^
           4,000  New York City (NY) Muni. Wtr. Fin. Au. Wtr. & Swr. Sys.
                  Rev., Ser. 2002 D, 5.25%, due 6/15/15                                     Aa2      AA              4,392
           3,000  New York City (NY) Trans. Fin. Au. Ref. Rev., Ser. 2002 B,
                  5.25%, due 2/1/29                                                         Aa2                      3,258
             800  New York Convention Ctr. Operating Corp. Cert. of
                  Participation (Yale Bldg. Acquisition Proj.), Ser. 2003,
                  5.25%, due 6/1/08                                                         Aa1                        817
           2,000  New York St. Dorm. Au. Court Fac. Lease Rev. (New York City
                  Issue), Ser. 2003 A, 5.50%, due 5/15/17                                   A3        A              2,214
           1,675  New York St. Dorm. Au. Insured Rev. (Long Island Univ.),
                  Ser. 2003 A, 5.25%, due 9/1/15                                                     AA              1,795++
           3,000  New York St. Dorm. Au. Ref. Rev. (North Gen. Hosp. Proj.),
                  Ser. 2003, 5.75%, due 2/15/17                                                      AA-             3,395++
           1,125  New York St. Dorm. Au. Rev. (City Univ. Sys. Proj.), Ser. 1995 A,
                  5.63%, due 7/1/16                                                         A3       AA-             1,299
           1,010  New York St. Dorm. Au. Rev. (Columbia Univ. Proj.), Ser. 2001 A,
                  5.25%, due 7/1/16                                                                  AAA             1,118++
           2,985  New York St. Dorm. Au. Rev. (Lenox Hill Hosp. Oblig. Group
                  Proj.), Ser. 2001, 5.75%, due 7/1/14                                      A3                       3,247++

PRINCIPAL AMOUNT                                SECURITY @                                    RATING                VALUE+
(000'S OMITTED)                                                                           MOODY'S    S&P   (000'S OMITTED)
$          2,000  New York St. Dorm. Au. Rev. (Lenox Hill Hosp. Oblig. Group
                  Proj.), Ser. 2001, 5.75%, due 7/1/16                                      A3       A-    $         2,176++
           2,500  New York St. Dorm. Au. Rev. (Mount Sinai NYU Hlth. Oblig.
                  Group), Ser. 2000 B, 6.25%, due 7/1/22                                   Baa3                      2,527++
             525  New York St. Dorm. Au. Rev. (New York Methodist Hosp.),
                  Ser. 2004, 5.25%, due 7/1/18                                              A3                         567
             500  New York St. Dorm. Au. Rev. (North Shore-Long Island
                  Jewish Oblig. Group), Ser. 2003, 5.00%, due 5/1/18                        A3                         523++
           2,855  New York St. Dorm. Au. Rev. (Rivington House Hlth. Care
                  Fac.), Ser. 2002, 5.25%, due 11/1/15                                      Aa1                      3,099++
           3,000  New York St. Dorm. Au. Rev. (SS Joachim & Anne Residence
                  Proj.), Ser. 2002, 4.60%, due 7/1/16                                      Aa3                      3,040
             250  New York St. Dorm. Au. Secured Hosp. Ref. Rev. (Brookdale
                  Hosp. Med. Ctr.), Ser. 1998 J, 5.20%, due 2/15/16                         A3       AA-               262++
           5,500  New York St. Dorm. Au. St. Personal Income Tax Rev., Ser. 2003 A,
                  5.38%, due 3/15/17                                                                 AA              6,244
             500  New York St. Dorm. Au. Third Gen. Resolution Rev. (St. Univ.
                  Ed. Fac. Issue Proj.), Ser. 2002 B, 5.25%, due 11/15/23                   A3       AA-               549
           5,000  New York St. Energy Res. & Dev. Au. Fac. Rev. (Consolidated
                  Edison Co. of New York, Inc. Proj.), Ser. 2001 A,
                  4.70%, due 6/1/36                                                         A1       A+              5,013++
           1,000  New York St. Env. Fac. Corp. Solid Waste Disp. Rev.
                  (Waste Management, Inc. Proj.), Ser. 2004 A,
                  4.45%, due 7/1/17 Putable 7/1/09                                                   BBB             1,020
           2,000  New York St. Mtge. Agcy. Homeowner Mtge. Rev.,
                  Ser. 1997-67, 5.70%, due 10/1/17                                          Aa1                      2,078
           2,000  New York St. Pwr. Au. Rev., Ser. 2002 A,
                  5.25%, due 11/15/16                                                       Aa2      AA-             2,209
             500  New York St. Urban Dev. Corp. Correctional & Youth Fac. Svc.
                  Rev., Ser. 2002 C, 4.00%, due 1/1/20                                               AA-               512
           1,325  New York St. Urban Dev. Corp. Proj. Ref. Rev. (Ctr. for Ind.
                  Innovation), Ser. 1995, 6.25%, due 1/1/09                                 A3       AA-             1,463
           2,000  Niagara Co. (NY) IDA Civic Fac. Rev. (Niagara Univ. Proj.),
                  Ser. 2001 A, 5.50%, due 11/1/16                                                    AA              2,194++
           2,500  Niagara Co. (NY) IDA Solid Waste Disp. Fac. Ref. Rev.
                  (American Ref.-Fuel Co. of Niagara), Ser. 2001 C,
                  5.63%, due 11/15/24                                                      Baa1      BBB             2,680++
             940  Puerto Rico Children's Trust Tobacco Settlement Asset-
                  Backed Rev., Ser. 2002, 5.38%, due 5/15/33                               Baa3      BBB               947
           1,000  Santa Rosa (CA) Rancheria Tachi Yokut Tribe Enterprise Rev.,
                  Ser. 2003, 6.13%, due 3/1/13                                                       BBB             1,020
           1,000  Tobacco Settlement Fin. Corp. (LA) Tobacco Settlement
                  Asset-Backed Rev., Ser. 2001 B, 5.50%, due 5/15/30                       Baa3      BBB               985
           3,000  Triborough Bridge & Tunnel Au. (NY) Gen. Purp. Ref. Rev.,
                  Ser. 2002 B, 5.25%, due 11/15/18                                          Aa3      AA-             3,285
             500  United Nations (NY) Dev. Corp. Sr. Lien Ref. Rev., Ser. 2004 A,
                  5.25%, due 7/1/17                                                         A3                         521
             500  Verrado (AZ) Comm. Fac. Dist. Number 1 G.O., Ser. 2003,
                  6.15%, due 7/15/17                                                                 BB-               539
             250  Virgin Islands Pub. Fin. Au. Refinery Fac. Rev. (Hovensa
                  Refinery Proj.), Ser. 2003, 6.13%, due 7/1/22                            Baa3      BBB-              272

See Notes to Schedule of Investments

PRINCIPAL AMOUNT                                SECURITY @                                    RATING                VALUE+
(000'S OMITTED)                                                                           MOODY'S    S&P   (000'S OMITTED)
$            750  Virgin Islands Pub. Fin. Au. Rev. (Sub. Lien/Cap. Proj.),
                  Ser. 1998 E, 6.00%, due 10/1/22                                                   BBB    $           776
           1,000  Westchester Co. (NY) IDA Continuing Care Retirement
                  Comm. Rev. (Kendal on Hudson Proj.), Ser. 2003 B,
                  5.70%, due 1/1/34                                                                  BB              1,028++
           1,000  Yonkers (NY) IDA Civic Fac. Rev. (Comm. Dev. Properties -
                  Yonkers, Inc.), Ser. 2001 A, 6.25%, due 2/1/16                           Baa3     BBB-             1,097++
                                                                                                           ---------------
                                                                                                                   100,888
                                                                                                           ---------------

TAX-EXEMPT VARIABLE RATE DEMAND NOTES--BACKED BY LETTERS OF CREDIT (0.1%)
STATE STREET BANK
             100  New York City (NY) G.O., Sub. Ser. 1993 E-4,
                  3.03%, VRDN due 5/2/05                                                   VMIG1     A1+               100
                                                                                                           ---------------
TAX-EXEMPT VARIABLE RATE DEMAND NOTES--OTHER (0.2%)
             200  New York St. Env. Fac. Corp. Sewage & Solid Waste Disp.
                  Rev. (General Elec. Co. Proj.), Ser. 1997 A,
                  3.04%, VRDN due 5/2/05                                                    P1       A1+               200++
                                                                                                           ---------------
                  TOTAL INVESTMENTS (156.1%) (COST $125,319)                                                       129,384##

                  Cash, receivables and other assets, less liabilities (2.1%)                                        1,747
                  Liquidation Value of Auction Market Preferred Shares [(58.2%)]                                   (48,250)
                                                                                                           ---------------

                  TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)                              $        82,881
                                                                                                           ---------------

+ Investments in securities by Neuberger Berman California Intermediate Municipal Fund Inc. ("California"), Neuberger Berman Intermediate Municipal Fund Inc. ("Intermediate"), and Neuberger Berman New York Intermediate Municipal Fund Inc. ("New York") (individually a "Fund", collectively, the "Funds") are valued daily by obtaining bid price quotations from independent pricing services on all securities available in each service's data base. For all other securities requiring daily quotations, bid prices are obtained from principal market makers in those securities or, if quotations are not available, by a method the Funds' Board of Directors believes accurately reflects fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

## At April 30, 2005, selected Fund information on a U.S. Federal income tax basis was as follows:

                                                           GROSS            GROSS               NET
(000'S OMITTED)                                       UNREALIZED       UNREALIZED        UNREALIZED
NEUBERGER BERMAN                          COST      APPRECIATION     DEPRECIATION      APPRECIATION
CALIFORNIA                          $  153,579         $   5,694           $    8         $   5,686
INTERMEDIATE                           466,786            18,247              257            17,990
NEW YORK                               125,319             4,130               65             4,065

@ At time of investment, municipal securities purchased by the Funds are within the four highest rating categories (with respect to at least 80% of total assets) assigned by a nationally recognized statistical rating organization ("NRSRO") such as Moody's Investors Service, Inc., Standard & Poor's, or Fitch Investors Services, Inc. or, where not rated, are determined by the Funds' investment manager to be of comparable quality. Approximately 79%, 74%, and 56% of the municipal securities held by California, Intermediate, and New York, respectively, have credit enhancement features backing them, which the Funds may rely on, such as letters of credit, insurance, or guarantees. Without these credit enhancement features the securities may or may not meet the quality standards of the Funds. Pre-refunded bonds are supported by securities in escrow issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. The amount escrowed is sufficient to pay the periodic interest due and the principal of these bonds. Putable bonds give the Funds the right to sell back the issue on the date specified.

++   Security is guaranteed by the corporate or non-profit obligor.

** Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A and are deemed liquid. At April 30, 2005, these securities amounted to $4,507,000 or 1.44% of net assets for Intermediate.

^^   Not rated by a nationally recognized statistical rating organization.

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                       CALIFORNIA     INTERMEDIATE         NEW YORK
NEUBERGER BERMAN INTERMEDIATE MUNICIPAL CLOSED-END FUNDS                             INTERMEDIATE        MUNICIPAL     INTERMEDIATE
(000'S OMITTED EXCEPT PER SHARE AMOUNTS)                                           MUNICIPAL FUND             FUND   MUNICIPAL FUND
ASSETS
     INVESTMENTS IN SECURITIES, AT MARKET VALUE* (NOTE A)--SEE
     SCHEDULE OF INVESTMENTS                                                       $      159,265   $      484,776   $      129,384
     Cash                                                                                      27               29               61
     Interest receivable                                                                    2,467            8,061            2,106
     Prepaid expenses and other assets                                                         95              144               80
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                              161,854          493,010          131,631
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
     Dividends payable--preferred shares                                                       71              103               58
     Dividends payable--common shares                                                         424            1,372              362
     Payable to administrator (Note B)                                                         38              116               31
     Accrued expenses and other payables                                                       49               78               49
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                             582            1,669              500
-----------------------------------------------------------------------------------------------------------------------------------
AUCTION MARKET PREFERRED SHARES SERIES A & B AT LIQUIDATION VALUE
     3,000, 8,000 and 3,000 shares authorized; 2,360, 7,176 and 1,930 shares issued and outstanding for California, Intermediate and New York, respectively; $.0001 par value; $25,000 liquidation value per
     share (Note A)                                                                        59,000          179,400           48,250
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS AT VALUE                              $      102,272   $      311,941   $       82,881
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS CONSIST OF:
     Paid-in capital--common shares                                                $       96,347   $      293,853   $       79,063
     Undistributed net investment income (loss)                                               583            1,192              333
     Accumulated net realized gains (losses) on investments                                  (344)          (1,094)            (580)
     Net unrealized appreciation (depreciation) in value of investments                     5,686           17,990            4,065
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS AT VALUE                              $      102,272   $      311,941   $       82,881
-----------------------------------------------------------------------------------------------------------------------------------
COMMON SHARES OUTSTANDING ($.0001 par value; 999,997,000,
     999,992,000 and 999,997,000 shares authorized for
     California, Intermediate and New York, respectively)                                   6,792           20,705            5,575
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER COMMON SHARE OUTSTANDING                                       $        15.06   $        15.07   $        14.87
-----------------------------------------------------------------------------------------------------------------------------------
*COST OF INVESTMENTS                                                               $      153,579   $      466,786   $      125,319
-----------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements

            NEUBERGER BERMAN FOR THE SIX MONTHS ENDED APRIL 30, 2005 (UNAUDITED)

STATEMENTS OF OPERATIONS

                                                                                       CALIFORNIA     INTERMEDIATE         NEW YORK
NEUBERGER BERMAN INTERMEDIATE MUNICIPAL CLOSED-END FUNDS                             INTERMEDIATE        MUNICIPAL     INTERMEDIATE
(000'S OMITTED)                                                                    MUNICIPAL FUND             FUND   MUNICIPAL FUND
INVESTMENT INCOME
INCOME:
Interest income (Note A)                                                           $        3,588   $       11,078   $        3,024
-----------------------------------------------------------------------------------------------------------------------------------

EXPENSES:
Investment management fee (Notes A & B)                                                       199              607              162
Administration fee (Note B)                                                                   239              729              194
Stock transfer agent fees                                                                      17               17               17
Auction agent fees (Note B)                                                                    80              231               66
Special rate period expense (Notes A & B)                                                      21               72               17
Audit fees                                                                                     21               21               21
Basic maintenance expense (Note B)                                                             12               12               12
Custodian fees (Note B)                                                                        38               68               33
Insurance expense                                                                               2                7                2
Legal fees                                                                                     17               38               16
Shareholder reports                                                                            10               30                9
Stock exchange listing fees                                                                     2                6                1
Directors' fees and expenses                                                                   12               12               12
Miscellaneous                                                                                  11               12               11
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                681            1,862              573

Investment management fee waived (Note B)                                                    (199)            (607)            (162)
-----------------------------------------------------------------------------------------------------------------------------------
Expenses reduced by custodian fee expense offset arrangement (Note B)                          (1)              (1)              (1)
-----------------------------------------------------------------------------------------------------------------------------------
Total net expenses                                                                            481            1,254              410
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                       3,107            9,824            2,614
-----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE A)
Net realized gain (loss) on:
       Sales of Investment securities                                                          --               (9)              (3)
       ----------------------------------------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) in value of:
       Investment securities                                                                 (172)          (1,149)            (274)
       ----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                               (172)          (1,158)            (277)
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS FROM:
       Net investment income                                                                 (426)          (1,306)            (352)
       ----------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
  RESULTING FROM OPERATIONS                                                        $        2,509   $        7,360   $        1,985
-----------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 CALIFORNIA INTERMEDIATE MUNICIPAL FUND
                                                                                 --------------------------------------
NEUBERGER BERMAN INTERMEDIATE MUNICIPAL CLOSED-END FUNDS                                 SIX MONTHS
(000'S OMITTED)                                                                               ENDED          YEAR
                                                                                          APRIL 30,         ENDED
                                                                                               2005   OCTOBER 31,
                                                                                        (UNAUDITED)          2004
INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
FROM OPERATIONS:
Net investment income (loss)                                                            $     3,107   $     6,206
Net realized gain (loss) on investments                                                          --          (274)
Change in net unrealized appreciation (depreciation) of investments                            (172)        4,830
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS FROM:
Net investment income                                                                          (426)         (859)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to common
  shareholders resulting from operations                                                      2,509         9,903
-----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
Net investment income                                                                        (2,547)       (5,094)
-----------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                         (38)        4,809

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Beginning of period                                                                         102,310        97,501
-----------------------------------------------------------------------------------------------------------------
End of period                                                                           $   102,272   $   102,310
-----------------------------------------------------------------------------------------------------------------
Undistributed net investment income (loss) at end of period                             $       583   $       449
-----------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements

                                                                                       INTERMEDIATE MUNICIPAL FUND
                                                                                       ---------------------------
NEUBERGER BERMAN INTERMEDIATE MUNICIPAL CLOSED-END FUNDS                                 SIX MONTHS
(000'S OMITTED)                                                                               ENDED          YEAR
                                                                                          APRIL 30,         ENDED
                                                                                               2005   OCTOBER 31,
                                                                                        (UNAUDITED)          2004
INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
FROM OPERATIONS:
Net investment income (loss)                                                            $     9,824   $    19,565
Net realized gain (loss) on investments                                                          (9)         (328)
Change in net unrealized appreciation (depreciation) of investments                          (1,149)       13,555
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS FROM:
Net investment income                                                                        (1,306)       (2,590)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to common
  shareholders resulting from operations                                                      7,360        30,202
-----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
Net investment income                                                                        (8,230)      (16,462)
-----------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                        (870)       13,740

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Beginning of period                                                                         312,811       299,071
-----------------------------------------------------------------------------------------------------------------
End of period                                                                           $   311,941   $   312,811
-----------------------------------------------------------------------------------------------------------------
Undistributed net investment income (loss) at end of period                             $     1,192   $       904
-----------------------------------------------------------------------------------------------------------------

                                                                                   NEW YORK INTERMEDIATE MUNICIPAL FUND
                                                                                   ------------------------------------
NEUBERGER BERMAN INTERMEDIATE MUNICIPAL CLOSED-END FUNDS                                 SIX MONTHS
(000'S OMITTED)                                                                               ENDED          YEAR
                                                                                          APRIL 30,         ENDED
                                                                                               2005   OCTOBER 31,
                                                                                        (UNAUDITED)          2004
INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
FROM OPERATIONS:
Net investment income (loss)                                                            $     2,614   $     5,196
Net realized gain (loss) on investments                                                          (3)         (157)
Change in net unrealized appreciation (depreciation) of investments                            (274)        2,797
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS FROM:
Net investment income                                                                          (352)         (704)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to common
  shareholders resulting from operations                                                      1,985         7,132
-----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
Net investment income                                                                        (2,174)       (4,348)
-----------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                        (189)        2,784

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Beginning of period                                                                          83,070        80,286
-----------------------------------------------------------------------------------------------------------------
End of period                                                                           $    82,881   $    83,070
-----------------------------------------------------------------------------------------------------------------
Undistributed net investment income (loss) at end of period                             $       333   $       245
-----------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS Intermediate Municipal Closed-End Funds

     NOTE A--SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

1 GENERAL: Neuberger Berman California Intermediate Municipal Fund Inc. ("California"), Neuberger Berman Intermediate Municipal Fund Inc. ("Intermediate"), and Neuberger Berman New York Intermediate Municipal Fund Inc. ("New York") (individually a "Fund", collectively, the "Funds") were organized as Maryland corporations on July 29, 2002. California and New York are registered as non-diversified, closed-end management investment companies and Intermediate is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. Each Fund's Board of Directors may classify or re-classify any unissued shares of capital stock into one or more classes of preferred stock without the approval of shareholders.

     The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires Neuberger Berman Management Inc. ("Management") to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

2 PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Funds' Schedule of Investments.

3 SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost and stated in the Statements of Operations.

4 INCOME TAX INFORMATION: Each Fund is treated as a separate entity for U.S. Federal income tax purposes. It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund as a whole.

     As determined on October 31, 2004, there were no permanent differences resulting from different book and tax accounting reclassified at year end.

     The tax character of distributions paid during the years ended October 31, 2004 and 2003 was as follows:

                                     DISTRIBUTIONS PAID FROM:
                               TAX-EXEMPT INCOME               ORDINARY INCOME              TOTAL
                            2004            2003           2004           2003           2004           2003
     CALIFORNIA     $  5,945,965    $  5,621,479       $  6,705       $ 23,102   $  5,952,670   $  5,644,581
     INTERMEDIATE     19,015,689      18,151,315         35,236         71,380     19,050,925     18,222,695
     NEW YORK          5,050,381       4,789,367          2,299         14,100      5,052,680      4,803,467

     As of October 31, 2004, the components of distributable earnings (accumulated losses) on a U.S. Federal income tax basis were as follows:

                   UNDISTRIBUTED    UNDISTRIBUTED  UNDISTRIBUTED      UNREALIZED            LOSS
                      TAX-EXEMPT         ORDINARY      LONG-TERM    APPRECIATION   CARRYFORWARDS
                          INCOME           INCOME           GAIN  (DEPRECIATION)   AND DEFERRALS          TOTAL
     CALIFORNIA      $   946,699            $  --          $  --    $  5,857,106    $   (343,321)  $  6,460,484
     INTERMEDIATE      2,494,886               --             --      19,138,670      (1,085,587)    20,547,969
     NEW YORK            667,827               --             --       4,339,348        (577,111)     4,430,064

     The difference between book basis and tax basis is attributable primarily to timing differences of distribution payments.

     To the extent each Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of each Fund not to distribute such gains. As determined at October 31, 2004, the Funds had unused capital loss carryforwards available for Federal income tax purposes to offset net realized capital gains, if any, as follows:

                                                                                    EXPIRING IN:  EXPIRING IN:
                                                                                            2011          2012
     CALIFORNIA                                                                       $   69,587    $  273,734
     INTERMEDIATE                                                                        757,224       328,363
     NEW YORK                                                                            420,475       156,636

5 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Each Fund earns income, net of expenses, daily on its investments. It is the policy of each Fund to declare and pay distributions to common shareholders from net investment income on a monthly basis. Distributions from net realized capital gains, if any, are normally distributed in December. Income dividends and capital gain distributions to common shareholders are recorded on the ex-dividend date. Dividends and distributions to preferred shareholders are accrued and determined as described in Note A-7.

     Subsequent to April 30, 2005, each Fund declared two monthly distributions to common shareholders payable June 15, 2005 and July 15, 2005, to shareholders of record on May 26, 2005 and June 27, 2005, respectively, with ex-dividend dates of May 24, 2005 and June 23, 2005, respectively, as follows:

                                                                                            DIVIDEND PER SHARE
     CALIFORNIA                                                                                     $  0.06250
     INTERMEDIATE                                                                                      0.06625
     NEW YORK                                                                                          0.06500

6 EXPENSE ALLOCATION: Certain expenses are applicable to multiple funds. Expenses directly attributable to a Fund are charged to that Fund. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributed to a Fund, are allocated among the Funds and the other investment companies in the complex or series thereof, on the basis of relative net assets, except where a more appropriate allocation of expenses to each investment company in the complex or series thereof can otherwise be made fairly.

7 REDEEMABLE PREFERRED SHARES: On October 21, 2002, the Funds re-classified unissued shares of capital stock into several series of Auction Market Preferred Shares ("AMPS"), as follows:

                                                                              SERIES A SHARES  SERIES B SHARES
     CALIFORNIA                                                                         1,500            1,500
     INTERMEDIATE                                                                       4,000            4,000
     NEW YORK                                                                           1,500            1,500

     On December 13, 2002, the Funds issued several series of AMPS, as follows:

                                                                              SERIES A SHARES  SERIES B SHARES
     CALIFORNIA                                                                         1,180            1,180
     INTERMEDIATE                                                                       3,588            3,588
     NEW YORK                                                                             965              965

     All shares of each series of AMPS have a liquidation preference of $25,000 per share plus any accumulated unpaid distributions, whether or not earned or declared by the Fund, but excluding interest thereon ("Liquidation Value"). Distributions to AMPS shareholders, which are cumulative, are accrued daily. It is the policy of each Fund to pay distributions every 7 days for each Fund's AMPS Series A and every 28 days for each Fund's AMPS Series B, unless in a special rate period.

     In the absence of a special rate period, distribution rates are reset every 7 days for each Fund's AMPS Series A, based on the results of an auction. Each Fund has approved a special rate period for its AMPS Series A of 728 days for California and New York and 546 days for Intermediate. The effective dates and distribution rates for each Fund are as follows:

                                                                               EFFECTIVE DATE    DIVIDEND RATE
     CALIFORNIA                                                              October 23, 2003             1.70%
     INTERMEDIATE                                                            October 24, 2003             1.65%(1)
     NEW YORK                                                                October 22, 2003             1.70%

     (1) Special rate in effect through April 21, 2005. For the period April 22, 2005 through April 30, 2005 distribution rates ranged from 2.85% to 2.90%.

     In the absence of a special rate period, distribution rates are reset every 28 days for each Fund's AMPS Series B, based on the results of an auction. Each Fund has approved a special rate period for its AMPS Series B of 546 days for California and Intermediate and 553 days for New York. The effective dates and distribution rates for each Fund are as follows:

                                                                               EFFECTIVE DATE    DIVIDEND RATE
     CALIFORNIA                                                                March 11, 2004            1.170%
     INTERMEDIATE                                                              March 15, 2004            1.185%
     NEW YORK                                                                   March 9, 2004            1.198%

     The Funds declared distributions to AMPS shareholders for the period May 1, 2005 to May 31, 2005, for each series of the AMPS as follows:

                                                                              SERIES A SHARES  SERIES B SHARES
     CALIFORNIA                                                                     $  43,189        $  29,727
     INTERMEDIATE                                                                     212,169           91,540
     NEW YORK                                                                          35,319           24,889

     The Funds may redeem shares of each series of AMPS, in whole or in part, on the second business day preceding any distribution payment date at Liquidation Value.

     The Funds are also subject to certain restrictions relating to the AMPS. Failure to comply with these restrictions could preclude the Funds from declaring any distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of AMPS at Liquidation Value.

     The holders of AMPS are entitled to one vote per share and will vote with holders of common stock as a single class, except that the AMPS will vote separately as a class on certain matters, as required by law or the Funds' charter. The holders of a Fund's AMPS, voting as a separate class, are entitled at all times to elect two Directors of the Fund, and to elect a majority of the Directors of a Fund if the Fund failed to pay distributions on AMPS for two consecutive years.

8 CONCENTRATION OF RISK: The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments, including those particular to a specific industry or region. The investment policies of California and New York involve investing substantially all of their assets in municipal bonds of issuers located in the state of California and the state of New York, respectively. This policy makes those Funds more susceptible to adverse economic, political, regulatory or other factors affecting the issuers of such municipal bonds than a fund that does not limit its investments to such issuers.

9 INDEMNIFICATIONS: Like many other companies, the Funds' organizational documents provide that their officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, both in some of their principal service contracts and in the normal course of their business, the Funds enter into contracts that provide indemnifications to other parties for certain types of losses or liabilities. Each Fund's maximum exposure under these arrangements is unknown as this could involve future claims against each Fund.

     NOTE B--MANAGEMENT FEES, ADMINISTRATION FEES, AND OTHER TRANSACTIONS WITH
     AFFILIATES:

     Each Fund retains Management as its investment manager under a Management Agreement. For such investment management services, each Fund pays Management a fee at the annual rate of 0.25% of its average daily Managed Assets. Managed Assets equal the total assets of the Fund, less liabilities other than the aggregate indebtedness entered into for purposes of leverage. For purposes of calculating Managed Assets, the Liquidation Value of any AMPS outstanding is not considered a liability.

     Management has contractually agreed to waive a portion of the management fees it is entitled to receive from each Fund at the following annual rates:

              YEAR ENDED                                  % OF AVERAGE
              OCTOBER 31,                             DAILY MANAGED ASSETS
         -----------------------------------------------------------------------
              2005 - 2007                                     0.25%
                 2008                                         0.20
                 2009                                         0.15
                 2010                                         0.10
                 2011                                         0.05

     Management has not agreed to waive any portion of its fees beyond October 31, 2011.

     For the six months ended April 30, 2005, such waived fees amounted to $199,222, $607,383, and $162,079 for California, Intermediate, and New York, respectively.

     Each Fund retains Management as its administrator under an Administration Agreement. Each Fund pays Management an administration fee at the annual rate of 0.30% of its average daily Managed Assets under this agreement. Additionally, Management retains State Street Bank and Trust Company ("State Street") as its sub-administrator under a Sub-Administration Agreement. Management pays State Street a fee for all services received under the agreement.

     Management and Neuberger Berman, LLC ("Neuberger"), a member firm of the New York Stock Exchange and sub-adviser to each Fund, are wholly-owned subsidiaries of Lehman Brothers Holdings Inc., a publicly-owned holding company. Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to each Fund. Several individuals who are officers and/or Directors of each Fund are also employees of Neuberger and/or Management.

     Each Fund has an expense offset arrangement in connection with its custodian contract. For the six months ended April 30, 2005, the impact of this arrangement was a reduction of expenses of $514, $531, and $536 for California, Intermediate, and New York, respectively.

     In connection with the settlement of each AMPS auction, each Fund pays, through the auction agent, a service fee to each participating broker-dealer based upon the aggregate liquidation preference of the AMPS held by the broker-dealer's customers. For any auction preceding a rate period of less than one year, the service fee is paid at the annual rate of 1/4 of 1%; for any auction preceding a rate period of one year or more, the service fee is paid at a rate agreed to by each Fund and the broker-dealer.

     Each Fund has paid Merrill Lynch a fee equal to 1/8 of 1% in connection with entering the special rate periods in return for which Merrill Lynch had agreed to pay dividends on the AMPS that, as a result of the auction, exceed a specified rate.

     In order to satisfy rating agencies' requirements, each Fund is required to provide each rating agency a report on a monthly basis verifying that each Fund is maintaining eligible assets having a discounted value equal to or greater than the Preferred Shares Basic Maintenance Amount, which is a minimum level set by each rating agency as one of the conditions to maintain the AAA/Aaa rating on the AMPS. "Discounted value" refers to the fact that the rating agencies require the Fund, in performing this calculation, to discount portfolio securities below their face value, at rates determined by the rating agencies. Each Fund pays a fee to State Street for the preparation of this report.

     NOTE C--SECURITIES TRANSACTIONS:

     For the six months ended April 30, 2005, there were purchase and sale transactions (excluding short-term securities) as follows:

     (000'S OMITTED)                                                           PURCHASES         SALES
     CALIFORNIA                                                                  $   500        $    5
     INTERMEDIATE                                                                  2,750           210
     NEW YORK                                                                        750           549

     NOTE D--CAPITAL:

     At April 30, 2005, the common shares outstanding and the common shares of each Fund owned by Neuberger were as follows:

                                                                  COMMON SHARES          COMMON SHARES
                                                                    OUTSTANDING     OWNED BY NEUBERGER
     CALIFORNIA                                                       6,791,981                  6,981
     INTERMEDIATE                                                    20,705,124                  6,981
     NEW YORK                                                         5,574,550                  6,981

     Transactions in common shares for the six months ended April 30, 2005 and for the year ended October 31, 2004, were as follows:

                                                              COMMON SHARES ISSUED IN CONNECTION WITH:
                                                              REINVESTMENT OF
                                                                DIVIDENDS AND   NET INCREASE IN COMMON
                                                                DISTRIBUTIONS       SHARES OUTSTANDING
                                                               2005      2004        2005         2004
     CALIFORNIA                                                  --        --          --           --
     INTERMEDIATE                                                --        --          --           --
     NEW YORK                                                    --        --          --           --

     NOTE E--UNAUDITED FINANCIAL INFORMATION:

     The financial information included in this interim report is taken from the records of each Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

FINANCIAL HIGHLIGHTS California Intermediate Municipal Fund

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements.~

                                                                                SIX MONTHS ENDED
                                                                                       APRIL 30,       YEAR ENDED OCTOBER 31,
                                                                                ----------------     ------------------------
                                                                                            2005           2004          2003
                                                                                     (UNAUDITED)
COMMON SHARE NET ASSET VALUE, BEGINNING OF PERIOD                                    $     15.06     $    14.36    $    14.31
                                                                                     -----------     ----------    ----------
INCOME FROM INVESTMENT OPERATIONS APPLICABLE TO COMMON SHAREHOLDERS:
NET INVESTMENT INCOME (LOSS)                                                                 .46            .91           .85
NET GAINS OR LOSSES ON SECURITIES
   (BOTH REALIZED AND UNREALIZED)                                                           (.02)           .67           .14
COMMON SHARE EQUIVALENT OF DISTRIBUTIONS TO PREFERRED SHAREHOLDERS FROM:
   NET INVESTMENT INCOME                                                                    (.06)          (.13)         (.08)
                                                                                     -----------     ----------    ----------
TOTAL FROM INVESTMENT OPERATIONS APPLICABLE TO COMMON SHAREHOLDERS                           .38           1.45           .91
                                                                                     -----------     ----------    ----------
LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
   NET INVESTMENT INCOME                                                                    (.38)          (.75)         (.75)
                                                                                     -----------     ----------    ----------
LESS CAPITAL CHARGES:
ISSUANCE OF COMMON SHARES                                                                     --             --            --
ISSUANCE OF PREFERRED SHARES                                                                  --             --          (.11)
                                                                                     -----------     ----------    ----------
TOTAL CAPITAL CHARGES                                                                         --             --          (.11)
                                                                                     -----------     ----------    ----------
COMMON SHARE NET ASSET VALUE, END OF PERIOD                                          $     15.06     $    15.06    $    14.36
                                                                                     -----------     ----------    ----------
COMMON SHARE MARKET VALUE, END OF PERIOD                                             $     13.23     $    13.47    $    13.00
                                                                                     -----------     ----------    ----------
TOTAL RETURN, COMMON SHARE NET ASSET VALUE+                                                +2.83%**      +10.97%        +6.02%
TOTAL RETURN, COMMON SHARE MARKET VALUE+                                                   +1.00%**       +9.63%        -8.44%

RATIOS/SUPPLEMENTAL DATA++
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS, END OF PERIOD (IN MILLIONS)            $     102.3     $    102.3    $     97.5
PREFERRED STOCK, AT LIQUIDATION VALUE ($25,000
   PER SHARE LIQUIDATION PREFERENCE) (IN MILLIONS)                                   $      59.0     $     59.0    $     59.0
RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS APPLICABLE TO
   COMMON SHAREHOLDERS#                                                                      .95%*          .96%          .88%
RATIO OF NET EXPENSES TO AVERAGE NET ASSETS APPLICABLE TO
   COMMON SHAREHOLDERS##                                                                     .95%*          .96%          .88%
RATIO OF NET INVESTMENT INCOME (LOSS) EXCLUDING PREFERRED
   STOCK DIVIDENDS TO AVERAGE NET ASSETS APPLICABLE TO
   COMMON SHAREHOLDERS                                                                      6.16%*         6.24%         5.88%
RATIO OF PREFERRED STOCK DIVIDENDS TO AVERAGE
   NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                              .84%*          .86%          .56%
RATIO OF NET INVESTMENT INCOME (LOSS) INCLUDING PREFERRED
   STOCK DIVIDENDS TO AVERAGE NET ASSETS APPLICABLE TO
   COMMON SHAREHOLDERS                                                                      5.32%*         5.38%         5.32%
PORTFOLIO TURNOVER RATE                                                                        0%             3%            9%
ASSET COVERAGE PER SHARE OF PREFERRED STOCK, END OF PERIOD@                          $    68,366     $   68,383    $   66,332

                                                                                      PERIOD FROM
                                                                              SEPTEMBER 27, 2002^
                                                                                   TO OCTOBER 31,
                                                                              -------------------
                                                                                             2002
COMMON SHARE NET ASSET VALUE, BEGINNING OF PERIOD                                     $     14.32
                                                                                      -----------
INCOME FROM INVESTMENT OPERATIONS APPLICABLE TO COMMON SHAREHOLDERS:
NET INVESTMENT INCOME (LOSS)                                                                  .02
NET GAINS OR LOSSES ON SECURITIES
   (BOTH REALIZED AND UNREALIZED)                                                              --
COMMON SHARE EQUIVALENT OF DISTRIBUTIONS TO PREFERRED SHAREHOLDERS FROM:
   NET INVESTMENT INCOME                                                                       --
                                                                                      -----------
TOTAL FROM INVESTMENT OPERATIONS APPLICABLE TO COMMON SHAREHOLDERS                            .02
                                                                                      -----------
LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
   NET INVESTMENT INCOME                                                                       --
                                                                                      -----------
LESS CAPITAL CHARGES:
ISSUANCE OF COMMON SHARES                                                                    (.03)
ISSUANCE OF PREFERRED SHARES                                                                   --
                                                                                      -----------
TOTAL CAPITAL CHARGES                                                                        (.03)
                                                                                      -----------
COMMON SHARE NET ASSET VALUE, END OF PERIOD                                           $     14.31
                                                                                      -----------
COMMON SHARE MARKET VALUE, END OF PERIOD                                              $     15.00
                                                                                      -----------
TOTAL RETURN, COMMON SHARE NET ASSET VALUE+                                                -0.10%**
TOTAL RETURN, COMMON SHARE MARKET VALUE+                                                   +0.00%**

RATIOS/SUPPLEMENTAL DATA++
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS, END OF PERIOD (IN MILLIONS)             $      94.5
PREFERRED STOCK, AT LIQUIDATION VALUE ($25,000
   PER SHARE LIQUIDATION PREFERENCE) (IN MILLIONS)                                    $        --
RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS APPLICABLE TO
   COMMON SHAREHOLDERS#                                                                       .84%*
RATIO OF NET EXPENSES TO AVERAGE NET ASSETS APPLICABLE TO
   COMMON SHAREHOLDERS##                                                                      .83%*
RATIO OF NET INVESTMENT INCOME (LOSS) EXCLUDING PREFERRED
   STOCK DIVIDENDS TO AVERAGE NET ASSETS APPLICABLE TO
   COMMON SHAREHOLDERS                                                                       1.10%*
RATIO OF PREFERRED STOCK DIVIDENDS TO AVERAGE
   NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                                --%
RATIO OF NET INVESTMENT INCOME (LOSS) INCLUDING PREFERRED
   STOCK DIVIDENDS TO AVERAGE NET ASSETS APPLICABLE TO
   COMMON SHAREHOLDERS                                                                       1.10%*
PORTFOLIO TURNOVER RATE                                                                         0%
ASSET COVERAGE PER SHARE OF PREFERRED STOCK, END OF PERIOD@                            $       --

See Notes to Financial Highlights

FINANCIAL HIGHLIGHTS Intermediate Municipal Fund

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements.~

                                                                                SIX MONTHS ENDED
                                                                                       APRIL 30,       YEAR ENDED OCTOBER 31,
                                                                                ----------------     ------------------------
                                                                                            2005           2004          2003
                                                                                      UNAUDITED)
COMMON SHARE NET ASSET VALUE, BEGINNING OF PERIOD                                    $     15.11     $    14.44    $    14.30
                                                                                     -----------     ----------    ----------
INCOME FROM INVESTMENT OPERATIONS APPLICABLE TO COMMON SHAREHOLDERS:
NET INVESTMENT INCOME (LOSS)                                                                 .47            .94           .88
NET GAINS OR LOSSES ON SECURITIES
   (BOTH REALIZED AND UNREALIZED)                                                           (.05)           .65           .25
COMMON SHARE EQUIVALENT OF DISTRIBUTIONS TO PREFERRED SHAREHOLDERS FROM:
   NET INVESTMENT INCOME                                                                    (.06)          (.12)         (.09)
                                                                                     -----------     ----------    ----------
TOTAL FROM INVESTMENT OPERATIONS APPLICABLE TO COMMON SHAREHOLDERS                           .36           1.47          1.04
                                                                                     -----------     ----------    ----------
LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
   NET INVESTMENT INCOME                                                                    (.40)          (.80)         (.80)
                                                                                     -----------     ----------    ----------
LESS CAPITAL CHARGES:
ISSUANCE OF COMMON SHARES                                                                     --             --            --
ISSUANCE OF PREFERRED SHARES                                                                  --             --          (.10)
                                                                                     -----------     ----------    ----------
TOTAL CAPITAL CHARGES                                                                         --             --          (.10)
                                                                                     -----------     ----------    ----------
COMMON SHARE NET ASSET VALUE, END OF PERIOD                                          $     15.07     $    15.11    $    14.44
                                                                                     -----------     ----------    ----------
COMMON SHARE MARKET VALUE, END OF PERIOD                                             $     13.46     $    13.70    $    13.33
                                                                                     -----------     ----------    ----------
TOTAL RETURN, COMMON SHARE NET ASSET VALUE+                                                +2.70%**      +10.91%        +6.88%
TOTAL RETURN, COMMON SHARE MARKET VALUE+                                                   +1.17%**       +8.94%        -5.94%

RATIOS/SUPPLEMENTAL DATA++
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS, END OF PERIOD (IN MILLIONS)            $     311.9     $    312.8    $    299.1
PREFERRED STOCK, AT LIQUIDATION VALUE ($25,000
   PER SHARE LIQUIDATION PREFERENCE) (IN MILLIONS)                                   $     179.4     $    179.4    $    179.4
RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS APPLICABLE TO
   COMMON SHAREHOLDERS#                                                                      .81%*          .82%          .74%
RATIO OF NET EXPENSES TO AVERAGE NET ASSETS APPLICABLE TO
   COMMON SHAREHOLDERS##                                                                     .81%*          .82%          .74%
RATIO OF NET INVESTMENT INCOME (LOSS) EXCLUDING PREFERRED
   STOCK DIVIDENDS TO AVERAGE NET ASSETS APPLICABLE TO
   COMMON SHAREHOLDERS                                                                      6.38%*         6.40%         6.08%
RATIO OF PREFERRED STOCK DIVIDENDS TO AVERAGE
   NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                              .85%*          .85%          .59%
RATIO OF NET INVESTMENT INCOME (LOSS) INCLUDING PREFERRED
   STOCK DIVIDENDS TO AVERAGE NET ASSETS APPLICABLE TO
   COMMON SHAREHOLDERS                                                                      5.53%*         5.55%         5.49%
PORTFOLIO TURNOVER RATE                                                                        0%             3%           10%
ASSET COVERAGE PER SHARE OF PREFERRED STOCK, END OF PERIOD@                          $    68,484     $   68,622    $   66,694

                                                                                      PERIOD FROM
                                                                              SEPTEMBER 27, 2002^
                                                                                   TO OCTOBER 31,
                                                                              -------------------
                                                                                             2002
COMMON SHARE NET ASSET VALUE, BEGINNING OF PERIOD                                     $     14.32
                                                                                      -----------
INCOME FROM INVESTMENT OPERATIONS APPLICABLE TO COMMON SHAREHOLDERS:
NET INVESTMENT INCOME (LOSS)                                                                  .01
NET GAINS OR LOSSES ON SECURITIES
   (BOTH REALIZED AND UNREALIZED)                                                              --
COMMON SHARE EQUIVALENT OF DISTRIBUTIONS TO PREFERRED SHAREHOLDERS FROM:
   NET INVESTMENT INCOME                                                                       --
                                                                                      -----------
TOTAL FROM INVESTMENT OPERATIONS APPLICABLE TO COMMON SHAREHOLDERS                            .01
                                                                                      -----------
LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
   NET INVESTMENT INCOME                                                                       --
                                                                                      -----------
LESS CAPITAL CHARGES:
ISSUANCE OF COMMON SHARES                                                                    (.03)
ISSUANCE OF PREFERRED SHARES                                                                   --
                                                                                      -----------
TOTAL CAPITAL CHARGES                                                                        (.03)
                                                                                      -----------
COMMON SHARE NET ASSET VALUE, END OF PERIOD                                           $     14.30
                                                                                      -----------
COMMON SHARE MARKET VALUE, END OF PERIOD                                              $     15.00
                                                                                      -----------
TOTAL RETURN, COMMON SHARE NET ASSET VALUE+                                                  -0.17%**
TOTAL RETURN, COMMON SHARE MARKET VALUE+                                                     +0.00%**

RATIOS/SUPPLEMENTAL DATA++
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS, END OF PERIOD (IN MILLIONS)             $      293.3
PREFERRED STOCK, AT LIQUIDATION VALUE ($25,000
   PER SHARE LIQUIDATION PREFERENCE) (IN MILLIONS)                                    $         --
RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS APPLICABLE TO
   COMMON SHAREHOLDERS#                                                                        .51%*
RATIO OF NET EXPENSES TO AVERAGE NET ASSETS APPLICABLE TO
   COMMON SHAREHOLDERS##                                                                       .51%*
RATIO OF NET INVESTMENT INCOME (LOSS) EXCLUDING PREFERRED
   STOCK DIVIDENDS TO AVERAGE NET ASSETS APPLICABLE TO
   COMMON SHAREHOLDERS                                                                        1.62%*
RATIO OF PREFERRED STOCK DIVIDENDS TO AVERAGE
   NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                                 --%
RATIO OF NET INVESTMENT INCOME (LOSS) INCLUDING PREFERRED
   STOCK DIVIDENDS TO AVERAGE NET ASSETS APPLICABLE TO
   COMMON SHAREHOLDERS                                                                        1.62%*
PORTFOLIO TURNOVER RATE                                                                          0%
ASSET COVERAGE PER SHARE OF PREFERRED STOCK, END OF PERIOD@                           $         --

See Notes to Financial Highlights

FINANCIAL HIGHLIGHTS New York Intermediate Municipal Fund

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements.~

                                                                                SIX MONTHS ENDED
                                                                                       APRIL 30,       YEAR ENDED OCTOBER 31,
                                                                                ----------------     ------------------------
                                                                                            2005           2004          2003
                                                                                      UNAUDITED)
COMMON SHARE NET ASSET VALUE, BEGINNING OF PERIOD                                      $   14.90     $    14.40    $    14.32
                                                                                       ---------     ----------    ----------
INCOME FROM INVESTMENT OPERATIONS APPLICABLE TO COMMON SHAREHOLDERS:
NET INVESTMENT INCOME (LOSS)                                                                 .47            .93           .86
NET GAINS OR LOSSES ON SECURITIES
   (BOTH REALIZED AND UNREALIZED)                                                           (.05)           .48           .19
COMMON SHARE EQUIVALENT OF DISTRIBUTIONS TO PREFERRED SHAREHOLDERS FROM:
   NET INVESTMENT INCOME                                                                    (.06)          (.13)         (.08)
                                                                                       ---------     ----------    ----------
TOTAL FROM INVESTMENT OPERATIONS APPLICABLE TO COMMON SHAREHOLDERS                           .36           1.28           .97
                                                                                       ---------     ----------    ----------
LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
   NET INVESTMENT INCOME                                                                    (.39)          (.78)         (.78)
                                                                                       ---------     ----------    ----------
LESS CAPITAL CHARGES:
ISSUANCE OF COMMON SHARES                                                                     --             --            --
ISSUANCE OF PREFERRED SHARES                                                                  --             --          (.11)
                                                                                       ---------     ----------    ----------
TOTAL CAPITAL CHARGES                                                                         --             --          (.11)
                                                                                       ---------     ----------    ----------
COMMON SHARE NET ASSET VALUE, END OF PERIOD                                            $   14.87     $    14.90    $    14.40
                                                                                       ---------     ----------    ----------
COMMON SHARE MARKET VALUE, END OF PERIOD                                               $   13.08     $    13.32    $    13.27
                                                                                       ---------     ----------    ----------
TOTAL RETURN, COMMON SHARE NET ASSET VALUE+                                                +2.78%**       +9.67%        +6.36%
TOTAL RETURN, COMMON SHARE MARKET VALUE+                                                   +1.13%**       +6.39%        -6.43%

RATIOS/SUPPLEMENTAL DATA++
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS, END OF PERIOD (IN MILLIONS)              $    82.9     $     83.1    $     80.3
PREFERRED STOCK, AT LIQUIDATION VALUE ($25,000
   PER SHARE LIQUIDATION PREFERENCE) (IN MILLIONS)                                     $    48.3     $     48.3    $     48.3
RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS APPLICABLE TO
   COMMON SHAREHOLDERS#                                                                     1.00%*         1.00%          .92%
RATIO OF NET EXPENSES TO AVERAGE NET ASSETS APPLICABLE TO
   COMMON SHAREHOLDERS##                                                                    1.00%*          .99%          .92%
RATIO OF NET INVESTMENT INCOME (LOSS) EXCLUDING PREFERRED
   STOCK DIVIDENDS TO AVERAGE NET ASSETS APPLICABLE TO
   COMMON SHAREHOLDERS                                                                      6.39%*         6.37%         6.02%
RATIO OF PREFERRED STOCK DIVIDENDS TO AVERAGE
   NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                              .86%*          .86%          .57%
RATIO OF NET INVESTMENT INCOME (LOSS) INCLUDING PREFERRED
   STOCK DIVIDENDS TO AVERAGE NET ASSETS APPLICABLE TO
   COMMON SHAREHOLDERS                                                                      5.53%*         5.51%         5.45%
PORTFOLIO TURNOVER RATE                                                                        0%             5%           11%
ASSET COVERAGE PER SHARE OF PREFERRED STOCK, END OF PERIOD@                            $  67,974     $   68,073    $   66,617

                                                                                      PERIOD FROM
                                                                              SEPTEMBER 27, 2002^
                                                                                   TO OCTOBER 31,
                                                                              -------------------
                                                                                             2002
COMMON SHARE NET ASSET VALUE, BEGINNING OF PERIOD                                     $     14.32
                                                                                      -----------
INCOME FROM INVESTMENT OPERATIONS APPLICABLE TO COMMON SHAREHOLDERS:
NET INVESTMENT INCOME (LOSS)                                                                  .03
NET GAINS OR LOSSES ON SECURITIES
   (BOTH REALIZED AND UNREALIZED)                                                              --
COMMON SHARE EQUIVALENT OF DISTRIBUTIONS TO PREFERRED SHAREHOLDERS FROM:
   NET INVESTMENT INCOME                                                                       --
                                                                                      -----------
TOTAL FROM INVESTMENT OPERATIONS APPLICABLE TO COMMON SHAREHOLDERS                            .03
                                                                                      -----------
LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
   NET INVESTMENT INCOME                                                                       --
                                                                                      -----------
LESS CAPITAL CHARGES:
ISSUANCE OF COMMON SHARES                                                                    (.03)
ISSUANCE OF PREFERRED SHARES                                                                   --
                                                                                      -----------
TOTAL CAPITAL CHARGES                                                                        (.03)
                                                                                      -----------
COMMON SHARE NET ASSET VALUE, END OF PERIOD                                           $     14.32
                                                                                      -----------
COMMON SHARE MARKET VALUE, END OF PERIOD                                              $     15.00
                                                                                      -----------
TOTAL RETURN, COMMON SHARE NET ASSET VALUE+                                                 -0.03%**
TOTAL RETURN, COMMON SHARE MARKET VALUE+                                                    +0.00%**

RATIOS/SUPPLEMENTAL DATA++
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS, END OF PERIOD (IN MILLIONS)             $      76.7
PREFERRED STOCK, AT LIQUIDATION VALUE ($25,000
   PER SHARE LIQUIDATION PREFERENCE) (IN MILLIONS)                                    $        --
RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS APPLICABLE TO
   COMMON SHAREHOLDERS#                                                                       .94%*
RATIO OF NET EXPENSES TO AVERAGE NET ASSETS APPLICABLE TO
   COMMON SHAREHOLDERS##                                                                      .93%*
RATIO OF NET INVESTMENT INCOME (LOSS) EXCLUDING PREFERRED
   STOCK DIVIDENDS TO AVERAGE NET ASSETS APPLICABLE TO
   COMMON SHAREHOLDERS                                                                       1.22%*
RATIO OF PREFERRED STOCK DIVIDENDS TO AVERAGE
   NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                                --%
RATIO OF NET INVESTMENT INCOME (LOSS) INCLUDING PREFERRED
   STOCK DIVIDENDS TO AVERAGE NET ASSETS APPLICABLE TO
   COMMON SHAREHOLDERS                                                                       1.22%*
PORTFOLIO TURNOVER RATE                                                                         0%
ASSET COVERAGE PER SHARE OF PREFERRED STOCK, END OF PERIOD@                           $        --

See Notes to Financial Highlights

NOTES TO FINANCIAL HIGHLIGHTS Intermediate Municipal Closed-End Funds

+ Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of each Fund during each fiscal period. Total return based on per share market value assumes the purchase of common shares at the market price on the first day and sales of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under each Fund's dividend reinvestment plan. Results represent past performance and do not guarantee future results. Current returns may be lower or higher than the performance data quoted. For each Fund, total return would have been lower if Management had not waived the investment management fee. Performance data current to the most recent month-end are available at www.nb.com.

# The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

## After waiver of investment management fee. Had Management not undertaken such action, the annualized ratios of net expenses to average daily net assets applicable to common shareholders would have been:

                                                                   SIX MONTHS ENDED                            PERIOD ENDED
                                                                          APRIL 30,    YEAR ENDED OCTOBER 31,   OCTOBER 31,
                                                                               2005       2004        2003          2002(1)
CALIFORNIA                                                                     1.35%      1.35%       1.26%            1.08%
INTERMEDIATE                                                                   1.21%      1.22%       1.13%             .76%
NEW YORK                                                                       1.40%      1.39%       1.31%            1.18%

(1)  Period from September 27, 2002 to October 31, 2002.
^    The date investment operations commenced.
*    Annualized.
**   Not annualized.
@ Calculated by subtracting the Fund's total liabilities (excluding accumulated unpaid dividends on AMPS) from the Fund's total assets and dividing by the number of AMPS outstanding.
++ Expense ratios do not include the effect of dividend payments to holders of AMPS. Income ratios include income earned on assets attributable to AMPS outstanding.
~ The per share amounts which are shown for the six months ended April 30, 2005, have been computed based on the average number of shares outstanding.

DIVIDEND REINVESTMENT PLAN

The Bank of New York ("Plan Agent") will act as Plan Agent for shareholders who have not elected in writing to receive dividends and distributions in cash (each a "Participant"), will open an account for each Participant under the Dividend Reinvestment Plan ("Plan") in the same name as their then current Shares are registered, and will put the Plan into effect for each Participant as of the first record date for a dividend or capital gains distribution.

Whenever the Fund declares a dividend or distribution with respect to the common stock of the Fund ("Shares"), each Participant will receive such dividends and distributions in additional Shares, including fractional Shares acquired by the Plan Agent and credited to each Participant's account. If on the payment date for a cash dividend or distribution, the net asset value is equal to or less than the market price per Share plus estimated brokerage commissions, the Plan Agent shall automatically receive such Shares, including fractions, for each Participant's account. Except in the circumstances described in the next paragraph, the number of additional Shares to be credited to each Participant's account shall be determined by dividing the dollar amount of the dividend or distribution payable on their Shares by the greater of the net asset value per Share determined as of the date of purchase or 95% of the then current market price per Share on the payment date.

Should the net asset value per Share exceed the market price per Share plus estimated brokerage commissions on the payment date for a cash dividend or distribution, the Plan Agent or a broker-dealer selected by the Plan Agent shall endeavor, for a purchase period lasting until the last business day before the next date on which the Shares trade on an "ex-dividend" basis, but in no event, except as provided below, more than 30 days after the dividend payment date, to apply the amount of such dividend or distribution on each Participant's Shares (less their PRO RATA share of brokerage commissions incurred with respect to the Plan Agent's open-market purchases in connection with the reinvestment of such dividend or distribution) to purchase Shares on the open market for each Participant's account. No such purchases may be made more than 30 days after the payment date for such dividend except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities laws. If, at the close of business on any day during the purchase period the net asset value per Share equals or is less than the market price per Share plus estimated brokerage commissions, the Plan Agent will not make any further open-market purchases in connection with the reinvestment of such dividend or distribution. If the Plan Agent is unable to invest the full dividend or distribution amount through open-market purchases during the purchase period, the Plan Agent shall request that, with respect to the uninvested portion of such dividend or distribution amount, the Fund issue new Shares at the close of business on the earlier of the last day of the purchase period or the first day during the purchase period on which the net asset value per Share equals or is less than the market price per Share, plus estimated brokerage commissions, such Shares to be issued in accordance with the terms specified in the third paragraph hereof. These newly issued Shares will be valued at the then-current market price per Share at the time such Shares are to be issued.

For purposes of making the dividend reinvestment purchase comparison under the Plan, (a) the market price of the Shares on a particular date shall be the last sales price on the New York Stock Exchange (or if the Shares are not listed on the New York Stock Exchange, such other exchange on which the Shares are principally traded) on that date, or, if there is no sale on such Exchange (or if not so listed, in the over-the-counter market) on that date, then the mean between the closing bid and asked quotations for such Shares on such Exchange on such date and (b) the net asset value per Share on a particular date shall be the net asset value per Share most recently calculated by or on behalf of the Fund. All dividends, distributions and other payments (whether made in cash or Shares) shall be made net of any applicable withholding tax.

Open-market purchases provided for above may be made on any securities exchange where the Fund's Shares are traded, in the over-the-counter market or in negotiated transactions and may be on such terms as to price, delivery and otherwise as the Plan Agent shall determine. Each Participant's uninvested funds held by the Plan Agent will not bear interest, and it is understood that, in any event, the Plan Agent shall have no liability in connection with any inability to purchase Shares within 30 days after the initial date of such purchase as herein provided, or with the timing of any purchases effected. The Plan Agent shall have no responsibility as to the value of the Shares acquired for each Participant's account. For the purpose of cash investments, the Plan Agent may commingle each Participant's funds with those of other shareholders of the Fund for whom the Plan Agent similarly acts as agent, and the average price (including brokerage commissions) of all Shares purchased by the Plan Agent as Plan Agent shall be the price per Share allocable to each Participant in connection therewith.

The Plan Agent may hold each Participant's Shares acquired pursuant to the Plan together with the Shares of other shareholders of the Fund acquired pursuant to the Plan in noncertificated form in the Plan Agent's name or that of the Plan Agent's nominee. The Plan Agent will forward to each Participant any proxy solicitation material and will vote any Shares so held for each Participant only in accordance with the instructions set forth on proxies returned by the participant to the Fund.

The Plan Agent will confirm to each Participant each acquisition made for their account as soon as practicable but not later than 60 days after the date thereof. Although each Participant may from time to time have an undivided fractional interest (computed to three decimal places) in a Share, no certificates for a fractional Share will be issued. However, dividends and distributions on fractional Shares will be credited to each Participant's account. In the event of termination of a Participant's account under the Plan, the Plan Agent will adjust for any such undivided fractional interest in cash at the market value of the Shares at the time of termination, less the PRO RATA expense of any sale required to make such an adjustment.

Any Share dividends or split Shares distributed by the Fund on Shares held by the Plan Agent for Participants will be credited to their accounts. In the event that the Fund makes available to its shareholders rights to purchase additional Shares or other securities, the Shares held for each Participant under the Plan will be added to other Shares held by the Participant in calculating the number of rights to be issued to each Participant.

The Plan Agent's service fee for handling capital gains distributions or income dividends will be paid by the Fund. Participants will be charged their PRO RATA share of brokerage commissions on all open-market purchases.

Each Participant may terminate their account under the Plan by notifying the Plan Agent in writing. Such termination will be effective immediately if the Participant's notice is received by the Plan Agent not less than ten days prior to any dividend or distribution record date, otherwise such termination will be effective the first trading day after the payment date for such dividend or distribution with respect to any subsequent dividend or distribution. The Plan may be terminated by the Plan Agent or the Fund upon notice in writing mailed to each Participant at least 30 days prior to any record date for the payment of any dividend or distribution by the Fund.

These terms and conditions may be amended or supplemented by the Plan Agent or the Fund at any time or times but, except when necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority, only by mailing to each Participant appropriate written notice at least 30 days prior to the effective date thereof. The amendment or supplement shall be deemed to be accepted by each Participant unless, prior to the effective date thereof, the Plan Agent receives written notice of the termination of their account under the Plan. Any such amendment may include an appointment by the Plan Agent in its place and stead of a successor Plan Agent under these terms and conditions, with full power and authority to perform all or any of the acts to be performed by the Plan Agent under these terms and conditions. Upon any such appointment of any Plan Agent for the purpose of receiving dividends and distributions, the Fund will be authorized to pay to such successor Plan Agent, for each Participant's account, all dividends and distributions payable on Shares held in their name or under the Plan for retention or application by such successor Plan Agent as provided in these terms and conditions.

The Plan Agent shall at all times act in good faith and agrees to use its best efforts within reasonable limits to ensure the accuracy of all services performed under this Agreement and to comply with applicable law, but assumes no responsibility and shall not be liable for loss or damage due to errors unless such error is caused by the Plan Agent's negligence, bad faith, or willful misconduct or that of its employees.

These terms and conditions shall be governed by the laws of the State of Maryland.

DIRECTORY

INVESTMENT MANAGER AND ADMINISTRATOR
Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
877.461.1899 or 212.476.8800

SUB-ADVISER
Neuberger Berman, LLC
605 Third Avenue
New York, NY 10158-3698

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

STOCK TRANSFER AGENT
Bank of New York
101 Barclay Street, 11-E
New York, NY 10286

LEGAL COUNSEL
Kirkpatrick & Lockhart Nicholson Graham LLP
1800 Massachusetts Avenue, NW
2nd Floor
Washington, DC 20036-1221

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-800-877-9700 (toll-free) and on the website of the Securities and Exchange Commission at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will also be available without charge, by calling 1-800-877-9700 (toll-free), on the website of the Securities and Exchange Commission at www.sec.gov, and on the Funds' website at www.nb.com.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file a complete schedule of portfolio holdings for each Fund with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the Securities and Exchange Commission's website at www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling (800) 877-9700 (toll-free).

REPORT OF VOTES OF SHAREHOLDERS

An annual meeting of shareholders of Neuberger Berman California Intermediate Municipal Fund Inc. ("California"), Neuberger Berman Intermediate Municipal Fund Inc. ("Intermediate") and Neuberger Berman New York Intermediate Municipal Fund Inc. ("New York") was held on March 8, 2005. Shareholders of each fund voted on the following matter: (1) To elect five Class III Directors (one of which is to be elected only by holders of the Fund's preferred stock) to serve until the annual meeting of stockholders in 2008, or until their successors are elected and qualified. Class I and II Directors continue to hold office until the annual meeting in 2006 and 2007, respectively.

Proposal 1 - To elect five Class III Directors (one of which is to be elected only by holders of the Fund's preferred stock) to serve until the annual meeting of stockholders in 2008.

Proposal 1

CALIFORNIA
Common and Preferred Shares

                                           VOTES       VOTES                     BROKER
                            VOTES FOR     AGAINST    WITHHELD     ABSTENTIONS   NON-VOTES
Robert A. Kavesh          5,178,069.078      -      107,356.034        -            -
Edward I. O'Brien         5,176,469.078      -      108,956.034        -            -
William E. Rulon          5,172,819.078      -      112,606.034        -            -
Candace L. Straight       5,182,758.078      -      102,667.034        -            -

Preferred Shares

                                           VOTES      VOTES                      BROKER
                            VOTES FOR     AGAINST   WITHHELD      ABSTENTIONS   NON-VOTES
Howard A. Mileaf            1,266.000        -          0              -            -

INTERMEDIATE
Common and Preferred Shares

                                           VOTES       VOTES                     BROKER
                             VOTES FOR    AGAINST    WITHHELD     ABSTENTIONS   NON-VOTES
Robert A. Kavesh          14,553,397.716     -      281,567.000        -            -
Edward I. O'Brien         14,554,817.716     -      280,147.000        -            -
William E. Rulon          14,556,307.716     -      278,657.000        -            -
Candace L. Straight       14,579,892.716     -      255,072.000        -            -

Preferred Shares

                                           VOTES       VOTES                     BROKER
                             VOTES FOR    AGAINST    WITHHELD     ABSTENTIONS   NON-VOTES
Howard A. Mileaf             4,397.000       -           0             -            -

NEW YORK
Common and Preferred Shares

                                           VOTES       VOTES                     BROKER
                            VOTES FOR     AGAINST    WITHHELD     ABSTENTIONS   NON-VOTES
Robert A. Kavesh          5,439,803.000      -      63,381.000         -            -
Edward I. O'Brien         5,444,803.000      -      58,381.000         -            -
William E. Rulon          5,439,803.000      -      63,381.000         -            -
Candace L. Straight       5,440,176.000      -      63,008.000         -            -

Preferred Shares

                                           VOTES       VOTES                     BROKER
                            VOTES FOR     AGAINST    WITHHELD     ABSTENTIONS   NON-VOTES
Howard A. Mileaf            1,910.000        -           0             -            -

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Funds. This report is prepared for the general information of shareholders and is not an offer of shares of the Funds.


[NEUBERGER BERMAN LOGO]
A LEHMAN BROTHERS COMPANY

NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
INTERNAL SALES & SERVICES
877.461.1899

www.nb.com


[RECYCLED SYMBOL]
DO123 06/05

ITEM 2. CODE OF ETHICS

The Board of Directors ("Board") of Neuberger Berman New York Intermediate Municipal Fund Inc. ("Registrant") adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions ("Code of Ethics"). For the period covered by this Form N-CSR, there were no amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the Code of Ethics was included as an exhibit to the Registrant's Form N-CSR filed on January 9, 2004. The Code of Ethics is also available, without charge, by calling 1-800-877-9700 (toll-free).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board has determined that the Registrant has one audit committee financial expert serving on its audit committee. The Registrant's audit committee financial expert is John Cannon. Mr. Cannon is an independent director as defined by Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Only required in the annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Only required in the annual report.

ITEM 6. SCHEDULE OF INVESTMENTS

The complete schedule of investments for each series is disclosed in the Registrant's Annual Report, which is included as Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Only required in the annual report.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Only required in the annual report.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

No reportable purchases for the period covered by this report.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no changes to the procedures by which shareholders may recommend nominees to the Board.

ITEM 11. CONTROLS AND PROCEDURES

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act")) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) A copy of the Code of Ethics is incorporated by reference to Registrant's Form N-CSR, Investment Company Act file number 811-21334 (filed January 9, 2004).

(a)(2) The certifications required by Rule 30a-2(a) of the Act and Section 302 of the Sarbanes-Oxley Act of 2002 ("Sarbanes-Oxley Act") are attached hereto.

(b) The certification required by Rule 30a-2(b) of the Act and Section 906 of the Sarbanes-Oxley Act is attached hereto.

The certifications provided pursuant to Section 906 of the Sarbanes-Oxley Act are not deemed "filed" for purposes of Section 18 of the Securities Exchange Act of 1934 ("Exchange Act"), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman New York Intermediate Municipal Fund Inc.


By:  /s/ Peter E. Sundman
     --------------------
     Peter E. Sundman
     Chief Executive Officer

Date: June 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By:  /s/ Peter E. Sundman
     --------------------
     Peter E. Sundman
     Chief Executive Officer

Date: June 28, 2005



By:  /s/ John McGovern
     -----------------
     John McGovern
     Treasurer and Principal Financial
     and Accounting Officer

Date: June 28, 2005